As filed with the Securities and Exchange Commission on May 9, 2023

1933 Act Registration No. 333-[______]
1940 Act Registration No. 811-[______]

United States
Securities and Exchange Commission
Washington, D.C. 20549
Form N-1A
Registration Statement Under the Securities Act of 1933    [X]
Pre-Effective Amendment No. __    [ ]
Post-Effective Amendment No. __    [ ]
and/or
Registration Statement Under the Investment Company Act of 1940    [X]
Amendment No. __    [ ]
Madison ETFs Trust
550 Science Drive
Madison, Wisconsin 53711
(800) 767-0300
(Registrant’s Exact Name, Address and Telephone Number)
Steve J. Fredricks
Chief Legal Officer & Chief Compliance Officer
Madison Asset Management, LLC
550 Science Drive
Madison, Wisconsin 53711
(Name and Address of Agent for Service)
Copy to:
Morrison C. Warren, Esq.
Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Preliminary Prospectus Dated May 9, 2023
Subject to Completion

Prospectus
[__________], 2023

[Logo to be provided]

Madison Mosaic Income Opportunities ETF [Exchange]-[Ticker] Madison Short-Term Strategic Income ETF [Exchange]-[Ticker] Madison Aggregate Bond ETF [Exchange]-[Ticker]	Madison Covered Call ETF [Exchange]-[Ticker] Madison Dividend Value ETF [Exchange]-[Ticker]

Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

Please note that an investment in any of these funds is not a deposit in a financial institution and is neither insured nor endorsed in any way by any financial institution or government agency.
Madison ETFs Statutory Prospectus 4855-6872-5853 v1.docx

MADISON ETFS®
TABLE OF CONTENTS

Fund Summaries1
Madison Mosaic Income Opportunities ETF1
Madison Short-Term Strategic Income ETF5
Madison Aggregate Bond ETF9
Madison Covered Call ETF13
Madison Dividend Value ETF17

Additional Investment Strategies and Risks20

How to Buy and Sell Shares22

Premium/Discount Information24

Management of the Fund24

Portfolio Management26

Distribution Plan27

Other Information27

Financial Highlights27

More Information About Madison ETFs28

Madison Mosaic Income Opportunities ETF Fund Summary

Ticker: [____]
Investment Objective
The Madison Mosaic Income Opportunities ETF (the “Fund”) seeks to generate a high level of current income while maintaining the opportunity for capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees: None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	[___]%
Other Expenses(1)	[___]%
Acquired Fund Fees and Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%
(1)“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[___]	$[___]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has no operational history and therefore no historical turnover rate.
Principal Investment Strategies
The Fund invests primarily in shares of other registered investment companies (the “underlying funds”). The Fund will be diversified among several asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison” or the “Advisor”), the Fund’s investment advisor. Toroso Investments, LLC (“Toroso” or the “Subadvisor”) is responsible for implementing the Fund’s investment program by, among other things, trading portfolio securities and performing related services, and providing tax optimization services. Under normal circumstances, the Fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 40% equity investments and 60% fixed income investments. Underlying funds in which the Fund invests may include funds advised by the Advisor and/or its affiliates, including other Madison ETFs and Mutual Funds (the “affiliated underlying funds”).
The Advisor may employ multiple analytical approaches to determine the appropriate allocation among the underlying funds, including:
•Macroeconomic analysis. This approach analyzes high frequency economic and market data across the global markets in an effort to identify attractive investment opportunities in countries, regions and/or asset classes.
•Fundamental analysis. This approach reviews fundamental asset class valuation data to determine the absolute and relative attractiveness of existing and potential investment opportunities.
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•Correlation analysis. This approach considers the degree to which returns in different asset classes do or do not move together, and the Fund’s aim to achieve a favorable overall risk and return profile.
•Scenario analysis. This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the Fund under different economic and market conditions.
In addition, the Advisor has a flexible mandate that permits the Advisor, in its sole discretion, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.
The Fund seeks a high level of current income by investing in underlying funds exposed to a broadly diversified array of securities, including bonds, common stocks, real estate securities, foreign market bonds and stocks, and money market instruments. The Fund’s allocation to underlying funds will vary however, under normal market conditions, the Fund’s portfolio managers generally attempt to target a 60% bond funds and 40% equity funds investment allocation. Nevertheless, underlying bond funds (which may hold investment grade, non-investment grade securities (i.e., “junk” bonds), and mortgage- or asset-backed securities) may constitute up to 80% of the Fund’s assets.
The balance between the two main asset classes of the Fund (i.e., fixed income investing and equity investing) is determined after reviewing the risks and current yields associated with each type of investment, with the goal of meaningful risk reduction as market conditions demand.
Principal Risks
The Fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.
The specific risks of owning the Fund are set forth below. You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. The Fund’s share price and total return will fluctuate. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Asset Allocation Risk. The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.
Equity Risk. The Fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Interest Rate Risk. To the extent that the Fund invests in underlying funds that invest in debt securities, the Fund will be subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.
Credit and Prepayment/Extension Risk. The Fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise/fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying Fund’s return.
Non-Investment Grade Security Risk. The Fund, through the underlying funds, may invest in non-investment grade securities (i.e., “junk” bonds). Issuers of non-investment grade securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
Foreign Security Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
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New Fund Risk. The Fund is new and has no performance history or assets as of the date of this prospectus. The Fund expects to have fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure, and in turn, the Fund’s returns for limited periods of time.
Market Risk. The Fund, through the underlying funds, is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements. Certain of the underlying funds may invest in the equity securities of smaller companies, which may fluctuate more in value and be more thinly traded than the general market.
Performance
The Fund does not have a performance history. Once available, the Fund’s performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance, will be available on the Fund’s website at [website].
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Management
    Investment Advisor
    Madison Asset Management, LLC
    Investment Subadvisor
Toroso Investments, LLC
    Portfolio Managers
    The following persons serve as the portfolio managers of the Fund.
The Madison Mosaic Income Opportunities ETF is co-managed by Patrick Ryan, CFA and Stuart Dybdahl, CFA, CAIA.
Mr. Ryan, Head of Multi-Asset Solutions and Portfolio Manager of Madison, has co-managed the Fund since [_______] 2023.
Mr. Dybdahl, Vice President and Portfolio Manager/Analyst of Madison has co-managed the Fund since [_______] 2023.
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.
Purchase and Sale of Fund Shares
The Fund issues and redeems shares on a continuous basis, at net asset value, only in large blocks of shares called “Creation Units.” Individual shares of the Fund may only be purchased and sold on the secondary market through a broker-dealer. Since shares of the Fund trade on securities exchanges in the secondary market at their market price rather than their net asset value, the Fund’s shares may trade at a price greater than (premium) or less than (discount) the Fund’s net asset value. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s net asset value, market price, premiums and discounts, bid-ask spreads and the median bid-ask spread for the Fund’s most recent fiscal year, is available online at [website].
Tax Information
Distributions from the Fund may be taxed as ordinary income or long-term capital gains. Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

3

Madison Short-Term Strategic Income ETF Fund Summary

Ticker: [____]
Investment Objective
The Madison Short-Term Strategic Income ETF (the “Fund”) seeks to generate a high level of current income with diversified exposure to fixed income sectors.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees: None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	[___]%
Other Expenses(1)	[___]%
Acquired Fund Fees and Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%
(2)“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[___]	$[___]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has no operational history and therefore no historical turnover rate.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. To keep current income relatively stable and to limit share price volatility, the Fund emphasizes investment grade securities and maintains a short (typically 3.5 years or less) average portfolio duration, with the goal of being between 75-125% of the market benchmark duration (for this purpose, the benchmark used is Bloomberg US Government/Credit Float Adjusted 1-5 Year Index, the duration of which as of [_______], 2023 was [___] years). The maximum average duration of any individual portfolio security will be 8 years. Duration is an approximation of the expected change in a debt security’s price given a 1% move in interest rates, using the following formula: change in debt security value = (change in interest rates) x (duration) x (-1). By way of example, assume XYZ company issues a five-year bond which has a duration of 4.5 years. If interest rates were to instantly increase by 1%, the bond would be expected to decrease in value by approximately 4.5%.
Madison Asset Management, LLC (“Madison” or the “Advisor”) manages the Fund so that, under normal market conditions, the weighted average life of the Fund will be 5 years or less. Toroso Investments, LLC (“Toroso” or the “Subadvisor”) is responsible for implementing the Fund’s investment program by, among other things, trading portfolio securities and performing related services, and providing tax optimization services. The Fund strives to add incremental return in the portfolio by making strategic decisions relating to credit risk, sector exposure and yield curve positioning. The Fund generally holds 100-500 individual securities in its portfolio at any given time and may invest in the following instruments:
•Up to 90% of its assets in corporate debt securities: securities issued by domestic corporations;
•U.S. Government debt securities: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and
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•Up to 25% of its assets in non-investment grade debt securities (securities not rated within the four highest categories (i.e., “junk bonds”)) or non-rated debt securities (securities issued or guaranteed by corporations, financial institutions, and others which, although not rated by a national rating service, are considered by Madison to have an investment quality equivalent to those categories in which the Fund is permitted to invest).
•Up to 50% in asset-backed, mortgage-backed and commercial mortgage-backed securities as well as collateralized loan obligations: securities issued or guaranteed by special purpose corporations and financial institutions that represent direct or indirect participation in, or are collateralized by, an underlying pool of assets. The types of assets that can be “securitized” include, among others, residential or commercial mortgages, credit card receivables, automobile loans, and other assets.
Madison may alter the composition of the Fund with regard to quality and maturity and may sell securities prior to maturity. Under normal market conditions, however, turnover for the Fund is generally not expected to exceed 100%. Sales of fund securities may result in capital gains. This can occur any time Madison sells a bond at a price that was higher than the purchase price, even if Madison does not engage in active or frequent trading. Madison’s intent when it sells bonds is to “lock in” any gains already achieved by that investment or, alternatively, prevent additional or potential losses that could occur if Madison continued to hold the bond. Turnover may also occur when Madison finds an investment that could generate a higher return than the investment currently held. However, increasing portfolio turnover at a time when Madison’s assessment of market performance is incorrect could lower investment performance. The Fund pays implied brokerage commissions when it purchases or sells bonds, which is the difference between the bid and ask price. As a result, as portfolio turnover increases, the cumulative effect of this may hurt Fund performance. Under normal market conditions, the Fund will not engage in active or frequent trading of its bonds. However, it is possible that Madison will determine that market conditions require a significant change to the composition of the Fund’s portfolio. For example, if interest rates begin to rise, Madison may attempt to sell bonds in anticipation of further rate increases before they lose more value. Also, if the Fund experiences large swings in shareholder purchases and redemptions, Madison may be required to sell bonds more frequently in order to generate the cash needed to pay redeeming shareholders. Under these circumstances, the Fund could make a taxable capital gain distribution.
The Fund may invest up to 10% of its net assets in shares of other registered investment companies that principally invest in fixed income securities. The Fund may also invest, without limit, in securities that have not been registered under the Securities Act of 1933 (the “Securities Act”) and continue to be subject to restrictions on resale, securities held by control persons of the issuer and securities that are subject to contractual restrictions on their resale (collectively, “restricted securities”). Restricted securities include, without limitation, securities eligible for purchase and sale pursuant to Rule 144A under the Securities Act (“Rule 144A”) and other securities issued in private placements. Under normal market conditions, the Fund will limit its investments in Rule 144A securities to securities with $100 million or more in principal amount outstanding as of the time of their original issuance.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Principal Risks
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved. The order of the below risk factors does not indicate the significance of any particular risk factor.
Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.
Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in an underlying security’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. An underlying security may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.
Non-Investment Grade Security Risk. To the extent that the Fund invests in non-investment grade securities, the Fund is also subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to
2

encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.
Call Risk. If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate. It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.
Credit Risk and Prepayment/Extension Risk. Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a fall/rise in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the Fund’s return.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
Income Risk. A security’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because an underlying security may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the underlying security otherwise needs to purchase additional debt securities.
Prepayment Risk. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as an underlying security may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in an underlying security to change.
Restricted Securities Risk. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. The Fund may be unable to sell a restricted security on short notice or may be able to sell them only at a price below current value.
Mortgage-Backed Securities Risk. The Fund may own obligations backed by mortgages issued by a government agency or through a government-sponsored program. If the mortgage holders prepay principal during a period of falling interest rates, the Fund could be exposed to prepayment risk. In that case, the Fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop-in rates since the prepayment acts to shorten the maturity of the security.
Risk of Default. Although Madison monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond. This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the Fund would have to look to the agency issuing the bond for ultimate repayment.
Liquidity Risk. The Fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the Fund invests, and that may make it difficult for the Fund to value accurately and/or sell those securities. In addition, liquid debt securities in which the Fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions. If the Fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the Fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses.
New Fund Risk. The Fund is new and has no performance history or assets as of the date of this prospectus. The Fund expects to have fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure, and in turn, the Fund’s returns for limited periods of time.
Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.
Performance
The Fund does not have a performance history. Once available, the Fund’s performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance, will be available on the Fund’s website at [website].
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
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Management
    Investment Advisor
    Madison Asset Management, LLC
    Investment Subadvisor
Toroso Investments, LLC
    Portfolio Managers
The Madison Short-Term Strategic Income ETF is co-managed Mike Sanders, CFA, Allen Olson, CFA and Chris Schroeder.
Mr. Sanders, Head of Fixed Income and Portfolio Manager, has co-managed the Fund since [_______] 2023.
Mr. Olson, Vice President and Portfolio Manager/Analyst of Madison has co-managed the Fund since [_______] 2023.
Mr. Schroeder, Vice President and Portfolio Manager/Analyst, has co-managed the Fund since [_______] 2023.
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.
Purchase and Sale of Fund Shares
The Fund issues and redeems shares on a continuous basis, at net asset value, only in large blocks of shares called “Creation Units.” Individual shares of the Fund may only be purchased and sold on the secondary market through a broker-dealer. Since shares of the Fund trade on securities exchanges in the secondary market at their market price rather than their net asset value, the Fund’s shares may trade at a price greater than (premium) or less than (discount) the Fund’s net asset value. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).Recent information, including the Fund’s net asset value, market price, premiums and discounts, bid-ask spreads and the median bid-ask spread for the Fund’s most recent fiscal year, is available online at [website].
Tax Information
Distributions from the Fund may be taxed as ordinary income or long-term capital gains. Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

4

Madison Aggregate Bond ETF Fund Summary

Ticker: [____]
Investment Objective
The Madison Aggregate Bond ETF (the “Fund”) seeks to generate superior long-term risk adjusted performance by allocating across a diverse set of fixed income sectors and individual securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees: None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	[___]%
Other Expenses(1)	[___]%
Acquired Fund Fees and Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%
(3)“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[___]	$[___]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has no operational history and therefore no historical turnover rate.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. To keep current income relatively stable and to limit share price volatility, the Fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 75-125% of the market benchmark duration (for this purpose, the benchmark used is Bloomberg U.S. Aggregate Bond Index, the duration of which as of [_______], 2023 was [___] years). Duration is an approximation of the expected change in a debt security’s price given a 1% move in interest rates, using the following formula: change in debt security value = (change in interest rates) x (duration) x (-1). By way of example, assume XYZ company issues a five-year bond which has a duration of 4.5 years. If interest rates were to instantly increase by 1%, the bond would be expected to decrease in value by approximately 4.5%.
Madison Asset Management, LLC (“Madison” or the “Advisor”) manages the Fund so that, under normal market conditions, the weighted average life of the Fund will be 10 years or less. Toroso Investments, LLC (“Toroso” or the “Subadvisor”) is responsible for implementing the Fund’s investment program by, among other things, trading portfolio securities and performing related services, and providing tax optimization services. The Fund strives to add incremental return in the portfolio by making strategic decisions relating to credit risk, sector exposure and
1

yield curve positioning. The Fund generally holds 100-500 individual securities in its portfolio at any given time and may invest in the following instruments:
•Corporate debt securities: securities issued by domestic corporations;
•U.S. Government debt securities: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and
•Up to 10% of its assets in non-investment grade debt securities (securities not rated within the four highest categories (i.e., “junk bonds”)) or non-rated debt securities (securities issued or guaranteed by corporations, financial institutions, and others which, although not rated by a national rating service, are considered by Madison to have an investment quality equivalent to those categories in which the Fund is permitted to invest).
Madison may alter the composition of the Fund with regard to quality and maturity and may sell securities prior to maturity. Under normal market conditions, however, turnover for the Fund is generally not expected to exceed 100%. Sales of fund securities may result in capital gains. This can occur any time Madison sells a bond at a price that was higher than the purchase price, even if Madison does not engage in active or frequent trading. Madison’s intent when it sells bonds is to “lock in” any gains already achieved by that investment or, alternatively, prevent additional or potential losses that could occur if Madison continued to hold the bond. Turnover may also occur when Madison finds an investment that could generate a higher return than the investment currently held. However, increasing portfolio turnover at a time when Madison’s assessment of market performance is incorrect could lower investment performance. The Fund pays implied brokerage commissions when it purchases or sells bonds, which is the difference between the bid and ask price. As a result, as portfolio turnover increases, the cumulative effect of this may hurt Fund performance. Under normal market conditions, the Fund will not engage in active or frequent trading of its bonds. However, it is possible that Madison will determine that market conditions require a significant change to the composition of the Fund’s portfolio. For example, if interest rates begin to rise, Madison may attempt to sell bonds in anticipation of further rate increases before they lose more value. Also, if the Fund experiences large swings in shareholder purchases and redemptions, Madison may be required to sell bonds more frequently in order to generate the cash needed to pay redeeming shareholders. Under these circumstances, the Fund could make a taxable capital gain distribution.
The Fund may invest up to 10% of its net assets in shares of other registered investment companies that principally invest in fixed income securities. The Fund may also invest, without limit, in securities that have not been registered under the Securities Act of 1933 (the “Securities Act”) and continue to be subject to restrictions on resale, securities held by control persons of the issuer and securities that are subject to contractual restrictions on their resale (collectively, “restricted securities”). Restricted securities include, without limitation, securities eligible for purchase and sale pursuant to Rule 144A under the Securities Act (“Rule 144A”) and other securities issued in private placements. Under normal market conditions, the Fund will limit its investments in Rule 144A securities to securities with $100 million or more in principal amount outstanding as of the time of their original issuance.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Principal Risks
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved. The order of the below risk factors does not indicate the significance of any particular risk factor.
Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.
Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in an underlying security’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. An underlying security may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.
Non-Investment Grade Security Risk. To the extent that the Fund invests in non-investment grade securities, the Fund is also subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to
2

encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.
Call Risk. If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate. It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.
Credit Risk and Prepayment/Extension Risk. Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a fall/rise in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the Fund’s return.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
Income Risk. A security’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because an underlying security may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the underlying security otherwise needs to purchase additional debt securities.
Prepayment Risk. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as an underlying security may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in an underlying security to change.
Restricted Securities Risk. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. The Fund may be unable to sell a restricted security on short notice or may be able to sell them only at a price below current value.
Mortgage-Backed Securities Risk. The Fund may own obligations backed by mortgages issued by a government agency or through a government-sponsored program. If the mortgage holders prepay principal during a period of falling interest rates, the Fund could be exposed to prepayment risk. In that case, the Fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop-in rates since the prepayment acts to shorten the maturity of the security.
Risk of Default. Although Madison monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond. This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the Fund would have to look to the agency issuing the bond for ultimate repayment.
Liquidity Risk. The Fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the Fund invests, and that may make it difficult for the Fund to value accurately and/or sell those securities. In addition, liquid debt securities in which the Fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions. If the Fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the Fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses.
New Fund Risk. The Fund is new and has no performance history or assets as of the date of this prospectus. The Fund expects to have fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure, and in turn, the Fund’s returns for limited periods of time.
Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.
Performance
The Fund does not have a performance history. Once available, the Fund’s performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance, will be available on the Fund’s website at [website].
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
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Management
    Investment Advisor
    Madison Asset Management, LLC
    Investment Subadvisor
Toroso Investments, LLC
    Portfolio Managers
The Madison Aggregate Bond ETF is co-managed Mike Sanders, CFA and Allen Olson, CFA.
Mr. Sanders, Head of Fixed Income and Portfolio Manager, has co-managed the Fund since [_______] 2023.
Mr. Olson, Vice President and Portfolio Manager/Analyst of Madison has co-managed the Fund since [_______] 2023.
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.
Purchase and Sale of Fund Shares
The Fund issues and redeems shares on a continuous basis, at net asset value, only in large blocks of shares called “Creation Units.” Individual shares of the Fund may only be purchased and sold on the secondary market through a broker-dealer. Since shares of the Fund trade on securities exchanges in the secondary market at their market price rather than their net asset value, the Fund’s shares may trade at a price greater than (premium) or less than (discount) the Fund’s net asset value. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).Recent information, including the Fund’s net asset value, market price, premiums and discounts, bid-ask spreads and the median bid-ask spread for the Fund’s most recent fiscal year, is available online at [website].
Tax Information
Distributions from the Fund may be taxed as ordinary income or long-term capital gains. Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

4

Madison Covered Call Income ETF Fund Summary

Ticker: [____]
Investment Objective
The Madison Covered Call ETF (the “Fund”) seeks to provide consistent total return and secondarily, to produce a high level of income and gains from option premiums and dividends.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees: None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	[___]%
Other Expenses(1)	[___]%
Acquired Fund Fees and Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%
(1)“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[___]	$[___]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has no operational history and therefore no historical turnover rate.
Principal Investment Strategies
The Fund invests, under normal market conditions, in a diversified portfolio of common stocks of large- and mid-capitalization issuers that, in the view of the Fund’s investment advisor, Madison Asset Management LLC (“Madison” or the “Advisor”), sell at a reasonable price in relation to their long-term earnings growth rates, exhibit a high degree of financial strength and are well-positioned competitively. Toroso Investments, LLC (“Toroso” or the “Subadvisor”) is responsible for implementing the Fund’s investment program by, among other things, trading portfolio securities and performing related services, and providing tax optimization services. The Fund will invest in growth stocks, value stocks or stocks that exhibit both style designations.
The Fund will seek to generate current income from (1) dividends paid by the portfolio securities and (2) option premiums by writing (i.e., selling) covered call options on a substantial portion of its portfolio securities.
Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of companies, including other investment companies. The Fund will invest at least 65% of its net assets in common stocks of large capitalization issuers that meet the Advisor’s investment criteria, which the Advisor generally considers to be stocks with a market capitalization similar to those companies in the [S&P 500 Index]. The Fund may invest the remainder of its common stock investments in companies that meet the Advisor’s selection criteria but whose market capitalization is considered to be “mid-cap,” which the Advisor generally considers to be stocks with a market capitalization similar to those companies in the Russell Midcap Index.
The Fund will generally maintain a “sector neutral” approach relative to the S&P 500’s Global Industry Classification Standard (GICS) sector weightings. In addition, the Fund many invest up to 15% of its net assets in foreign securities, including American Depository Receipts (ADRs)
1

and emerging market securities. The Fund will generally hold 30-60 individual equity and investment company securities, including exchange-traded funds (ETFs) and unit investment trusts (UITs). This reflects Madison’s belief that the Fund should be invested in Madison’s top investment ideas, and that focusing on Madison’s highest conviction investment ideas is the best way to achieve the Fund’s investment objective.
In addition to investing in common stock that pay a regular dividend, the Fund will simultaneously write covered call options on a substantial portion of the common stocks in its portfolio. The writing of a call option generates income in the form of a premium paid by the option buyer. The extent of option writing activity will depend upon market conditions and the Advisor’s ongoing assessment of the attractiveness of writing call options on the Fund’s stock holdings. In addition to providing income, covered call writing helps to reduce the volatility (and risk profile) of the Fund by providing downside protection.
In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right (but not the obligation) to purchase or sell the underlying asset at a specified price (the “strike price”) within a specified time period (the “expiration date”). A call option gives the purchaser of the option the right to buy, and obligates the seller (i.e., the Fund) to sell, the underlying security at the exercise price before the expiration date. In exchange for writing the option, the Fund receives income, in the form of a premium, from the option buyer. Writing call options generally is a profitable strategy if prices of the underlying securities remain stable or decrease. Since the Fund receives a premium from the purchaser of the option, the Fund partially offsets the effect of a price decline in the underlying security. At the same time, because the Fund must be prepared to deliver the underlying security in return for the strike price, even if its current value is greater, the Fund gives up some ability to participate in the underlying security price increases. A “covered call” option written by the Fund is a call option with respect to which the Fund owns the underlying security.
In addition to its covered call strategy, the Fund may invest up to 20% of its net assets in an option strategy that includes the writing of both put options and call options on certain of the common stocks in the Fund’s portfolio. A put option gives the purchaser of the option the right to sell, and the writer (i.e., the Fund) of the option the obligation to buy, the underlying security during the option period at the strike price. To seek to offset some of the risk of a larger potential decline in the event the overall stock market has a sizable short-term or intermediate-term decline, the Fund may, to a limited extent (not more than 2% of its total assets) purchase put options or put option debit spreads (where another put option at a lower strike price is sold to offset the cost of the first put option) on broad-based securities indices (such as the S&P 500, S&P MidCap 400 or other indices deemed suitable) or certain ETFs that trade like common stocks but represent such market indices. To seek to offset some of the risk of a larger potential decline in an individual holding due to a binary short term company specific event, the Fund may, to a limited extent (not more than 2% of its total assets) purchase put options on individual equity holdings.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities. Therefore, the Fund’s investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Principal Risks
The specific risks of owning the Fund are set forth below. You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. The Fund’s share price and total return will fluctuate. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Equity Risk. The Fund is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Mid Cap Risk. The Fund’s investments in midsize companies may entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have narrower product lines, fewer financial resources, and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some growth-oriented companies may not have established financial histories; often have limited product lines, markets, or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.
Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities, involve risks relating to currency fluctuations and to political, social, and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Derivatives Risk. The risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.
Options Risk. There are several risks associated with transactions in options on securities, as follows:
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•There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.
•As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline.
•The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it may not be able to effect a closing purchase transaction in order to terminate its obligation under the option and must then deliver the underlying security at the exercise price.
•There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.
•The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.
•The value of call options will be affected by changes in the value and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options’ expiration. Additionally, the exercise price of an option may be adjusted downward before the option’s expiration as a result of the occurrence of events affecting the underlying equity security. A reduction in the exercise price of an option would reduce the Fund’s capital appreciation potential on the underlying security.
•When the Fund writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. Also, while the Fund’s potential gain in writing a covered put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire value of the stock.
•If a put option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option.
The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. The number of options which the Fund may write or purchase may be affected by options written or purchased by other clients of Madison or its affiliates.
Income Risk. A security’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because an underlying security may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the underlying security otherwise needs to purchase additional debt securities.
New Fund Risk. The Fund is new and has no performance history or assets as of the date of this prospectus. The Fund expects to have fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure, and in turn, the Fund’s returns for limited periods of time.
Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.
Performance
The Fund does not have a performance history. Once available, the Fund’s performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance, will be available on the Fund’s website at [website].
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Management
    Investment Advisor
    Madison Asset Management, LLC
    Investment Subadvisor
Toroso Investments, LLC
    Portfolio Managers
The Madison Covered Call ETF is co-managed by Ray DiBernardo, CFA, and Drew Justman, CFA.
Mr. DiBernardo, Vice President and Portfolio Manager/Analyst of Madison has co-managed the Fund since [_______] 2023.
Mr. Justman, Vice President and Portfolio Manager/Analyst of Madison, has co-managed the Fund since [_______] 2023.
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.
3

Purchase and Sale of Fund Shares
The Fund issues and redeems shares on a continuous basis, at net asset value, only in large blocks of shares called “Creation Units.” Individual shares of the Fund may only be purchased and sold on the secondary market through a broker-dealer. Since shares of the Fund trade on securities exchanges in the secondary market at their market price rather than their net asset value, the Fund’s shares may trade at a price greater than (premium) or less than (discount) the Fund’s net asset value. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).Recent information, including the Fund’s net asset value, market price, premiums and discounts, bid-ask spreads and the median bid-ask spread for the Fund’s most recent fiscal year, is available online at [website].
Tax Information
Distributions from the Fund may be taxed as ordinary income or long-term capital gains. Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

4

Madison Dividend Value ETF Fund Summary

Ticker: [____]
Investment Objective
The Madison Dividend Value ETF (the “Fund”) seeks to produce current income while providing an opportunity for capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees: None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	[___]%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%
(2)“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[___]	$[___]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has no operational history and therefore no historical turnover rate.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in equity securities of companies with a market capitalization of over $1 billion and a history of paying dividends, with the ability to increase dividends over time. Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in dividend paying equity securities.
The Fund's investment advisor, Madison Asset Management, LLC (“Madison” or the “Advisor”), will identify investment opportunities by screening for companies that generally have the following characteristics:
•A dividend yield of at least 100% of the market dividend yield. For this purpose, the “market” is the S&P 500;
•A strong balance sheet;
•A dividend history that has been maintained and which is likely to increase; and
•Trade on the high side of the company’s historical relative dividend yield, due to issues which Madison views as temporary.
The Fund may invest up to 30% of its net assets in equity securities displaying more modest quality metrics which are deemed by the Portfolio Managers to offer compelling value opportunities. The Fund expects to be fully invested in equity securities but will maintain the flexibility to hold up to 20% of the Fund’s net assets in preferred stocks and investment grade fixed income securities when warranted in Madison's discretion.
The Fund may also invest up to 50% of its common stock allocation in foreign securities, including American Depositary Receipts (ADRs) and emerging market securities. To the extent invested in common stocks, the Fund generally invests in 30-60 companies at any given time. This
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reflects Madison's belief that the Fund should be invested in Madison's top investment ideas, and that focusing on Madison's highest conviction investment ideas is the best way to achieve the Fund’s investment objective.
Toroso Investments, LLC (“Toroso” or the “Subadvisor”) is responsible for implementing the Fund’s investment program by, among other things, trading portfolio securities and performing related services, and providing tax optimization services.
Principal Risks
The specific risks of owning the Fund are set forth below. You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. The Fund’s share price and total return will fluctuate. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Equity Risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities, involve risks relating to currency fluctuations and to political, social, and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Depository Receipt Risk. Depository receipts, such as American depository receipts (“ADRs”), global depository receipts (“GDRs”), and European depository receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depository receipts involve many of the same risks as direct investments in foreign securities. These risks include, but are not limited to, fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.
Value Risks. Securities with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with value characteristics, any stock’s share price may be negatively affected by either set of risks.
New Fund Risk. The Fund is new and has no performance history or assets as of the date of this prospectus. The Fund expects to have fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure, and in turn, the Fund’s returns for limited periods of time.
Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.
Performance
The Fund does not have a performance history. Once available, the Fund’s performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance, will be available on the Fund’s website at [website].
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Management
    Investment Advisor
    Madison Asset Management, LLC
    Investment Subadvisor
Toroso Investments, LLC
    Portfolio Managers
The Madison Dividend Value ETF is co-managed by John Brown, CFA, and Drew Justman, CFA.
Mr. Brown, Vice President and Portfolio Manager/Analyst of Madison has co-managed the Fund since [_______] 2023.
Mr. Justman, Vice President and Portfolio Manager/Analyst of Madison, has co-managed the Fund since [_______] 2023.
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.
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Purchase and Sale of Fund Shares
The Fund issues and redeems shares on a continuous basis, at net asset value, only in large blocks of shares called “Creation Units.” Individual shares of the Fund may only be purchased and sold on the secondary market through a broker-dealer. Since shares of the Fund trade on securities exchanges in the secondary market at their market price rather than their net asset value, the Fund’s shares may trade at a price greater than (premium) or less than (discount) the Fund’s net asset value. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s net asset value, market price, premiums and discounts, bid-ask spreads and the median bid-ask spread for the Fund’s most recent fiscal year, is available online at [website].
Tax Information
Distributions from the Fund may be taxed as ordinary income or long-term capital gains. Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Risks
Each Fund is a series of Madison ETFs Trust (the “Trust”) and is regulated as an “investment company” under the Investment Company Act of 1940 (the “1940 Act”). Each Fund is actively managed and does not seek to track the performance of an index. Each Fund has a distinct investment objective and investment policies. Unless an investment policy is identified as being fundamental, all investment policies included in this prospectus and the Funds’ Statement of Additional Information (“SAI”) are non-fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. If there is a material change to a Fund’s principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will achieve its investment objective.
Temporary Defensive Positions
Madison reserves the right to invest a portion of the Fund’s assets in short-term debt securities (i.e., those with maturities of one year or less) and to maintain a portion of fund assets in uninvested cash, money market instruments and/or money market funds. However, Madison may determine that market conditions warrant a temporary defensive investment position. Under such circumstances, up to 100% of the Fund may be so invested. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished. Short-term investments may include investment grade certificates of deposit, commercial paper and repurchase agreements. Madison might also hold substantial cash reserves in seeking to reduce the Fund’s exposure to bond price depreciation during a period of rising interest rates and to maintain desired liquidity while awaiting more attractive investment conditions in the bond market.
Unknown Market Risks
Investing in the Funds involves risk. In addition to the other risks described in this prospectus, you should understand what we refer to as “unknown market risks.” While investments in stocks and bonds have been keystones in wealth building and management for a hundred years, at times these investments have produced surprises for even the savviest investors. Those who enjoyed growth and income of their investments were rewarded for the risks they took by investing in the markets. When the rare calamity strikes, the word “security” itself seems a misnomer. Although we seek to appropriately address and manage the risks we have identified in this prospectus, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware and, therefore, have not identified in this prospectus. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something you must consider in connection with your investment in the Funds. Unforeseen events have the potential to upset the best laid plans, and could, under certain circumstances, produce a material loss of the value of some or all of the funds.
Recent Market Events
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. In addition, recent bank failures may have a destabilizing impact on the broader banking industry or markets generally, which may also heighten volatility and reduce liquidity. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.
Authorized Participant Concentration Risk
Only an authorized participant may engage in creation or redemption transactions directly with a Fund. A limited number of institutions act as authorized participants for a Fund. However, participants are not obligated to make a market in a Fund’s shares or submit purchase and redemption orders for creation units. To the extent that these institutions exit the business, reduce their role or are unable to proceed with creation and/or redemption orders and no other authorized participant steps forward to create or redeem, a Fund’s shares may trade at a premium or discount to the Fund’s net asset value and possibly face delisting and the bid/ask spread on the Fund’s shares may widen.
Premium/Discount Risk
The market price of a Fund’s shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for shares on the Exchange. Madison cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Advisor believes that large discounts or premiums to the net asset value of shares should not be
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sustained absent disruptions to the creation and redemption mechanism, extreme market volatility or potential lack of authorized participants. During stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s shares and their net asset value and the bid/ask spread on the Fund’s shares may widen.
Market Maker Risk
The Funds face numerous market trading risks, including the potential lack of an active market for a Fund’s shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of a Fund’s portfolio securities and the Fund’s market price. A Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between a Fund’s net asset value and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.
Cybersecurity Risk
The computer systems, networks and devices used by the Funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Funds and their service providers, systems, networks, or devices potentially can be breached. The Funds and their respective shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include, but are not limited to, gaining unauthorized access to digital systems, networks or devices (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; infection from computer viruses, corrupting data or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact a fund’s business operations, potentially resulting in financial losses; interference with a fund’s ability to calculate its NAV; impediments to trading; the inability of a fund, its investment advisor or subadvisor, as applicable, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Funds’ service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Funds or their shareholders. The Funds and their shareholders could be negatively impacted as a result.
Fixed-Income Market Capacity Risk
While assets in bond mutual funds and ETFs have grown rapidly, dealer capacity in the fixed income markets appears to have undergone fundamental changes. Primary dealer inventories appear to be lower since the financial crisis of 2008. This apparent reduction in market-making capacity may be a persistent change, to the extent it is resulting from broader structural changes such as fewer proprietary trading desks at broker- dealers and increased regulatory capital requirements at the holding company level. A significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the fixed income markets at times. Therefore, our funds with income distributions objectives seek to invest in larger, more liquid issues. However, structural changes may cause trading in even the most liquid of issues to become challenged at times. This could negatively affect the price of these securities and the value of an investment in the fund.
Management Risk
Each Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the co-portfolio managers to produce the desired results.

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How to Buy and Sell Shares
The Funds list and principally trades their shares on [_______] (“[_______]” or the “Exchange”). Most investors buy and sell shares of a Fund in secondary market transactions through brokers. Shares of a Fund are listed for trading on the secondary market on one or more national securities exchanges. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment when buying shares on the Exchange. Although shares are generally purchased and sold in “round lots” of 100 shares, brokerage firms typically permit investors to purchase or sell shares in smaller “odd lots,” at no per-share price differential. When buying or selling shares through a broker, investors should expect to pay brokerage commissions, investors may receive less than the net asset value of the shares because shares are bought and sold at market prices rather than at net asset value, and investors may pay some or all of the bid-ask spread for each transaction (purchase or sale) of Fund shares. Share prices are reported in dollars and cents per share.
Under normal circumstances, a Fund will pay out redemption proceeds to a redeeming authorized participant within two days after the authorized participant’s redemption request is received, in accordance with the process set forth in the Funds’ SAI and in the agreement between the authorized participant and the Funds’ distributor. However, a Fund reserves the right, including under stressed market conditions, to take up to seven days after the receipt of a redemption request to pay an authorized participant, all as permitted by the 1940 Act. If a Fund has foreign investments in a country where a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming authorized participants prevents the Fund from delivering such foreign investments to an authorized participant in response to a redemption request, the Fund may take up to 15 days after the receipt of the redemption request to deliver such investments to the authorized participant.
For purposes of the 1940 Act, each Fund is treated as a registered investment company, and the acquisition of shares by other registered investment companies and companies relying on Sections 3(c)(1) and 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act and the related rules and interpretations.
Book Entry
Shares are held in book-entry form, which means that no share certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Funds and is recognized as the owner of all shares for all purposes.
Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of share certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book-entry or “street name” form.
Share Trading Prices
The trading price of shares of each Fund on the secondary market is based on market price and may differ from the Fund’s daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.
Frequent Purchases and Redemptions of a Fund’s Shares
A Fund imposes no restrictions on the frequency of purchases and redemptions (“market timing”). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Fund’s shareholders. The Board considered that a Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (i.e., authorized participants) and that the vast majority of trading in the Fund’s shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With respect to trades directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause any of the harmful effects that may result from frequent cash trades. To the extent that a Fund may effect the purchase or redemption of Creation Units in exchange wholly or partially for cash, the Board noted that such trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by authorized participants is critical to ensuring that the shares trade at or close to net asset value. In addition, each Fund imposes fixed and variable transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades. Finally, the Advisor monitors purchase and redemption orders from authorized participants for patterns of abusive trading and each Fund reserves the right to not accept orders from authorized participants that the Advisor has determined may be disruptive to the management of such Fund.
General Policies
Pricing of Fund Shares. The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time) by dividing the net assets of each Fund by the number of shares outstanding of that Fund. Transaction requests received after the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) will be processed using the next day’s NAV. The NAV per share for each Fund is not determined on days the New York Stock Exchange is closed for trading. The New York Stock Exchange is closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
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A Fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of Fund shares. To the extent a Fund invests in underlying funds, such as the Madison Mosaic Income Opportunities ETF (the “Mosaic Fund”), the NAV of the Fund, in part, will be determined based on the NAVs of the underlying funds. Because the Mosaic Fund will only invest in underlying funds, it is not anticipated that Madison will need to “fair value” any of the investments of the Mosaic Fund.
An underlying fund may need to fair value one or more of its investments, which may, in turn, require the Funds to do the same because of delays in obtaining the underlying fund’s NAV. The following fair valuation policy is followed by Madison with respect to the funds that it advises. It is anticipated that unaffiliated underlying funds will have a fair valuation policy that is similar and such policy will be described in the prospectus of the underlying fund, including an explanation of the circumstances under which fair value pricing will be used and the effects of using fair value pricing.
If quotations are not readily available for a security or other portfolio investment, or if it is believed that a quotation or other market price for a security or other portfolio investment does not represent its fair value, Madison may value the security or investment using procedures approved by the Board that are designed to establish its fair value. Rule 2a-5 under the 1940 Act requires the fair valuation of all portfolio investments for which market quotations are not readily available. Pursuant to Rule 2a-5 under the 1940 Act, the Board has appointed Madison as its valuation designee for all portfolio investments.
The fair valuation procedures may be used to value any investment of any Fund in the appropriate circumstances. Securities and other investments valued at their fair value entail significantly greater valuation risk than do securities and other investments valued at an established market value.
Madison relies on its fair value procedures most often in connection with foreign securities whose principal trading market(s) is outside the U.S. and/ or are denominated in a foreign currency. From time to time, events occur that affect the issuers of such foreign securities or the securities themselves, or information about the issuer or securities becomes available, after the close of trading in the securities but before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In these situations, the fair value of the foreign security may be something other than the last available quotation or other market price. With regard to such foreign securities, the fair valuation procedures include consultation with an independent fair value pricing service. Nonetheless, Madison separately evaluates each such foreign security and may, in conformity with the fair valuation procedures, establish a different fair value than that reached by the independent pricing service or other financial institutions or investment managers.
Determining the fair value of securities involves consideration of objective factors as well as the application of subjective judgments about their issuers and the markets in which they are traded. A number of methodologies are available for determining the value of securities for which there is no clear market value or for which after-market events make prior market values unreliable. The value established by Madison under the fair valuation procedures for any security or other investment (or underlying fund) may vary from the last quoted sale price or market close price, or from the value given to the same security or investment by: (1) an independent pricing service; (2) other financial institutions or investment managers; or (3) Madison, had it used a different methodology to value the security. The Trust cannot assure that a security or other portfolio investment can be sold at the fair value assigned to it at any time.
To the extent that a Fund holds portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of such Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.
Disclosure of Portfolio Information. Portfolio holdings information is available on the Funds’ website at [website]. In addition, a complete description of the Funds’ policies and procedures with respect to the disclosure of portfolio holdings is available in the SAI.
Distributions and Taxes
Schedule of Distributions. The Funds generally distribute most or all of their net investment income and capital gains. Capital gain distributions, if any, are typically made in December. Income distributions, if any, are made as follows:
Declared monthly and paid monthly:
•Madison Mosaic Income Opportunities ETF
•Madison Short-Term Strategic Income ETF
•Madison Dividend Value ETF
•Madison Aggregate Bond ETF
Declared quarterly and paid quarterly:
•Madison Covered Call ETF
Taxability of Distributions. All distributions that you receive from a Fund are generally taxable, whether reinvested or received in cash. Distributions from a Fund’s net investment company taxable income (which includes dividends, taxable interest, net short-term capital gains, and net gains from foreign currency transactions), if any, generally are taxable as ordinary income, unless such distributions are attributable to “qualified dividend” income eligible for the reduced rate of tax on long-term capital gains or unless you are exempt from taxation or entitled to a tax deferral. Distributions paid by each Fund from net capital gains (the excess of net long-term capital gains over short-terms capital losses) are taxable as long- term capital gains whether reinvested or received in cash and regardless of the length of time you have owned your shares unless you are exempt from taxation or entitled to a tax deferral. Currently, the maximum federal income tax rate applicable to long-
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term capital gains, and thus to qualified dividend income is 20%. Each Fund will inform its shareholders of the portion of its dividends (if any) that constitute qualified dividend income.
Generally, “qualified dividend” income includes dividends received during the taxable year from certain domestic corporations and qualified foreign corporations. The portion of a distribution that a Fund pays that is attributable to qualified dividend income received by the Fund will qualify for such treatment in the hands of the non-corporate shareholders of the Fund. If a Fund has income of which more than 95% was qualified dividends, all of the Fund’s dividends will be eligible for the lower rates on qualified dividends. Certain holding period requirements applicable to both the Fund and the shareholder also must be satisfied to obtain qualified dividend treatment.
When a Fund makes a distribution, the Fund’s NAV decreases by the amount of the payment. If you purchase shares shortly before a distribution, you will, nonetheless, be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same.
Taxes on Exchange Listed Shares. If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.
Taxes on Purchase and Redemption of Creation Units. If you exchange securities for Creation Units, you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.
This section is not intended to be a full discussion of tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser. Please refer to the SAI for more information about taxes.

Premium/Discount Information
Information showing the number of days the market price of each Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at [website].

Management of the Fund
The Funds’ investment advisor is Madison Asset Management, LLC (“Madison”), a subsidiary of Madison Investment Holdings, Inc. (“MIH”), both located at 550 Science Drive, Madison, Wisconsin 53711. As of December 31, 2022, MIH, which was founded in 1974, and its affiliate organizations, including Madison, managed approximately $21.6 billion in assets, including open-end mutual funds, exchange-traded funds, a closed-end fund, separately managed accounts and wrap accounts. Madison is responsible for the day-to-day administration of the Funds’ activities. Investment decisions regarding each of the Funds can be influenced in various manners by a number of individuals. Generally, all management decisions are the ultimate responsibility of Madison’s Investment Risk Oversight Committee. This committee is comprised of senior officers and portfolio managers of Madison.
Investment Advisory Agreement
Pursuant to an investment advisory agreement between Madison and the Trust, on behalf of each Fund (the “Investment Management Agreement”), each Fund has agreed to pay an annual unitary management fee to Madison in an amount shown below. This unitary management fee is designed to pay each Fund’s expenses and to compensate Madison for the services it provides to the Fund. Out of the unitary management fee, Madison pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Madison is not responsible for Investment Advisory Agreement, interest, taxes, brokerage commissions, acquired fund fees and expenses and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, an extraordinary expenses.

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Fund	Fee
Madison Mosaic Income Opportunities ETF	[____]%
Madison Short-Term Strategic Income ETF	[____]%
Madison Aggregate Bond ETF	[____]%
Madison Covered Call ETF	[____]%
Madison Dividend Value ETF	[____]%
Madison may from time to time, contractually or voluntarily, agree to waive a portion of its management fee and/or reimburse each Fund’s operating expenses to ensure that each Fund’s operating expenses do not exceed certain expense limitations if applicable. Contractual fee agreements may by modified or terminated at any time or for any reason, but only with Board approval. Voluntary waivers may be amended or discontinued at any time without prior notice. Any fees waived are not typically subject to later recoupment by Madison, except as otherwise noted.
A discussion regarding the basis for approval of the Funds’ investment advisory contract and subadvisory agreement by the Board will be contained in the Funds’ annual report to shareholders for the period ended [_______], 2023.
Investment Subadvisory Agreement
Toroso Investments, LLC (“Toroso” or the “Subadvisor”), located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, is a SEC registered investment advisor and a Delaware limited liability company. Toroso was founded in March 2012, and is dedicated to understanding, researching and managing assets within the expanding ETF universe. As of [_______], 2023, Toroso had assets under management of approximately $[__] billion and served as the investment advisor or subadvisor for 97 registered funds. Toroso serves as investment subadvisor to the Funds and has responsibility for implementing the Fund’s investment program by, among other things, trading portfolio securities and performing related services, and providing tax optimization services.

Pursuant to an investment subadvisory agreement between Madison, Toroso and the Trust, on behalf of the Funds, Madison has agreed to pay an annual sub‑advisory fee to Toroso. Madison is responsible for paying the entirety of Madison’s subadvisory fee. The Funds do not directly pay Toroso.
Manager of Managers Structure: Madison has received an exemptive order from the SEC to operate under a manager of managers structure that permits Madison, with the approval of the Board, to appoint or change unaffiliated subadvisors on behalf of the Funds without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, Madison may manage the assets of all of the Funds using a “manager of managers” approach under which Madison may manage some or all of the Funds’ assets and may allocate some or all of the Funds’ assets among one or more specialist subadvisors. Madison selects subadvisors based on a continuing quantitative and qualitative evaluation of their abilities in managing assets pursuant to a particular investment style. While superior performance is the ultimate goal, short-term performance by itself will not be a significant factor in selecting or terminating subadvisors, and Madison does not expect frequent changes in subadvisors. Madison compensates subadvisors out of its own assets.
Madison monitors the performance of each subadvisor to the extent it deems appropriate to achieve a Fund’s investment objective, reallocates fund assets among its own portfolio management team and individual subadvisors or recommends to the Board that a Fund employ or terminate particular subadvisors. If there is a new appointment or change in unaffiliated subadvisor, shareholders will receive an “information statement” within 90 days after the date of the change. The statement will provide shareholders with relevant information about the reason for the change and information about any new subadvisor.
Administration Servicing Agreement
Tidal ETF Services, LLC (“Tidal” or the “Administrator”), located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, serves as the Administrator to the Funds. Tidal is an affiliate of Toroso. Tidal is entitled to receive an administration servicing fee from Madison pursuant to the terms of an Administration Servicing Agreement. Under this fee agreement, Tidal provides or arranges for each Fund to have all of the necessary operational and support services it needs for a fee.
Sub-Administration Servicing Agreement
U.S. Bancorp Fund Services (“USB” or the Sub-Administrator) located at 777 East Wisconsin Ave, Milwaukee, Wisconsin 53202, serves as the Sub-Administrator to the Funds. USB is entitled to receive a sub-administration servicing fee from Madison pursuant to the terms of a separate Sub-Administration Servicing Agreement. Under this fee agreement, USB performs various accounting, administrative, transfer agent and tax services.

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Portfolio Management
Madison Asset Management, LLC
The Funds are generally managed by members of the applicable asset allocation, fixed income or equity management teams at Madison. The individuals primarily and jointly responsible for the day-to-day management of each Fund are as follows:
Madison Mosaic Income Opportunities ETF is co-managed by Patrick Ryan, CFA and Stuart Dybdahl, CFA, CAIA.
Mr. Ryan is Head of Multi-Asset Solutions and Portfolio Manager of Madison. Prior to joining Madison in July 2009, Mr. Ryan was a Senior Analyst at MEMBERS Capital Advisors, Inc. (“MCA”), the former investment advisor to the funds. While at MCA, Mr. Ryan had been responsible for conducting manager research and due diligence for MCA’s managed accounts products since 2004.
Mr. Dybdahl is Vice President and Portfolio Manager/Analyst of Madison. Mr. Dybdahl joined Madison in 2015 as an investment specialist and has worked in the financial services industry since 2014.
Madison Short-Term Strategic Income ETF is co-managed Mike Sanders, CFA, Allen Olson, CFA and Chris Schroeder.
Mr. Sanders is Head of Fixed Income and Portfolio Manager of Madison. Mr. Sanders has been a member of the Madison fixed income team since 2013 and has worked in the financial services industry since 2004. Prior to joining Madison in 2013, he was a fixed income portfolio manager and analyst for Ziegler Lotsoff Capital Management focusing mostly on high yield bonds and preferred stocks.
Mr. Olson is Vice President and Portfolio Manager/Analyst of Madison. Mr. Olson has been a member of Madison's fixed income team since joining the firm in 2002 and has worked in the financial services industry since 1998. Prior to joining Madison, Mr. Olson worked as a fixed income credit analyst and portfolio manager for Clarica Insurance.
Mr. Schroeder is Vice President and Portfolio Manager/Analyst of Madison. Mr. Schroeder has been a member of the Madison fixed income team since joining Madison in 2015 and has worked in the financial services industry since 1997.
Madison Aggregate Bond ETF is co-managed Mike Sanders, CFA and Allen Olson, CFA.
Mr. Sanders’ and Mr. Olson’s biographical information is provided above.
Madison Covered Call ETF is co-managed by Ray DiBernardo, CFA, and Drew Justman, CFA.
Mr. DiBernardo is Vice President and Portfolio Manager/Analyst of Madison. Prior to joining Madison in 2003, Mr. DiBernardo was employed at Concord Trust in Chicago, IL, as well as a Toronto-based international equity firm.
Mr. Justman is Vice President and Portfolio Manager/Analyst of Madison. Mr. Justman joined Madison in July 2005 as a research analyst, specializing in the materials and industrials sectors. Prior to joining Madison, Mr. Justman was with Merrill Lynch.
Madison Dividend Value ETF is co-managed by John Brown, CFA, and Drew Justman, CFA.
Mr. Brown is Vice President and Portfolio Manager/Analyst of Madison. Prior to joining Madison in July 2009, Mr. Brown had been a Managing Director and Portfolio Manager-Equities of MCA since 1998.
Mr. Justman’s biographical information is provided above.
Information regarding the portfolio managers’ compensation, their ownership of securities in the Funds and the other accounts they manage can be found in the SAI.

Distribution Plan
MFD Distributor, LLC (the “Distributor”), located at 550 Science Drive, Madison, Wisconsin 53711, acts as the Funds’ principal distributor pursuant to a Distribution Agreement between the Trust, on behalf of the Fund, and the Distributor. The Distributor is a wholly owned subsidiary of MIH. The Board adopted the Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act.
In accordance with this Rule 12b-1 plan, each Fund is authorized to pay an amount up to [0.25]% of its average daily net assets each year to reimburse the Distributor for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. The Distributor may also use this amount to compensate securities dealers or other persons that are authorized participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
Each Fund does not currently pay 12b-1 fees, and pursuant to a contractual arrangement, the Fund will not pay 12b-1 fees any time before [_______, 20__]. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

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Other Information
Each Fund issues, on a continuous offering basis, its shares in one or more groups of a fixed number of Fund shares (each such group of such specified number of individual Fund shares, a “Creation Unit Aggregation”). The method by which Creation Unit Aggregations of Fund shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3)of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a broker-dealer in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available from the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available with respect to transactions on a national securities exchange, a trading facility or an alternative trading system.

Financial Highlights
Each Fund is new and has no performance history as of the date of this Prospectus. Financial information therefore is not available.

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MORE INFORMATION ABOUT MADISON ETFS®
The following documents contain more information about the Funds and are available free upon request:
Statement of Additional Information. The SAI contains additional information about the Funds. A current SAI has been filed with the SEC and is incorporated herein by reference. This means that the SAI, for legal purposes, is part of this prospectus.
Annual and Semi-Annual Reports. The Funds’ annual and semi-annual reports will provide additional information about a Fund’s’ investments. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year.
Requesting Documents. You may request a copy of the SAI and the annual and semi-annual reports, make shareholder inquiries, without charge, or request further information about the Funds by contacting your financial adviser or by contacting the Funds at: Madison ETFs®, [address]; telephone: [phone number]; Internet: [website].
Reports and other information about the Funds also are available on the EDGAR database on the SEC’s Internet site a http://www.sec.gov. Copies of this information may be obtained, after paying a duplications fee, by electronic request at the following email address: publicinfo@sec.gov.
Madison ETFs®
[address]
[phone number]
[website]

SEC File Nos.: 333-[______]
    811-[_____]

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Preliminary Statement of Additional Information
Dated May 9, 2023
        Subject to Completion

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

[Logo to be provided]

550 Science Drive
Madison, Wisconsin 53711

Fund	Ticker	Exchange
Madison Mosaic Income Opportunities ETF	[____]	[____]
Madison Short-Term Strategic Income ETF	[____]	[____]
Madison Aggregate Bond ETF	[____]	[____]
Madison Covered Call ETF	[____]	[____]
Madison Dividend Value ETF	[____]	[____]

The date of this SAI is [_______], 2023.

This is not a prospectus. This statement of additional information (“SAI”) should be read in conjunction with the currently effective prospectus (the “prospectus”) for Madison ETFs Trust (the “Trust”), which is referred to herein. The prospectus, as it may be revised from time to time, concisely sets forth information that a prospective investor should know before investing. For a copy of the Trust’s prospectus dated [__________], 2023, please call [phone number] or write Madison ETFs®, [address].

Preliminary Statement of Additional Information
Dated May 9, 2023
        Subject to Completion

GENERAL INFORMATION
Madison ETFs Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of separate investment portfolios or funds (each, a “fund” and collectively, the “funds”), each of which has a different investment objective and policies. Each fund is a diversified, open-end management investment company, commonly known as an exchange-traded fund (“ETF”). The funds described in this SAI are as follows:

Fund
Madison Mosaic Income Opportunities ETF
Madison Short-Term Strategic Income ETF
Madison Aggregate Bond ETF
Madison Covered Call ETF
Madison Dividend Value ETF
The Trust was organized under the laws of the state of Delaware on March 10, 2023 and is a Delaware statutory trust. As a Delaware statutory trust, the operations of the Trust are governed by its Declaration of Trust (the “Declaration of Trust”) and its Certificate of Trust (the “Certificate”). The Certificate is on file with the Office of the Secretary of State in Delaware. Each shareholder agrees to be bound by the Declaration of Trust, as amended from time to time, upon such shareholder’s initial purchase of shares of beneficial interest in any one of the funds. Each fund is advised by Madison Asset Management, LLC (“Madison” or the “Advisor”).

INVESTMENT PRACTICES
The prospectus describes the investment objective and policies of each of the funds. The following information is provided for those investors wishing to have more comprehensive information than that contained in the prospectus.
Each fund may invest in shares of other investment companies (“underlying funds”) to the extent disclosed in the prospectus. The extent that an investment practice noted below describes specific securities, a fund investing in underlying funds may be exposed indirectly to such securities in proportion to the underlying fund’s investment. In addition, references to “advisor” in the “Investment Practices” section include Madison and, to the extent applicable, any subadvisor to the fund.
Illiquid Securities
Each fund may invest in illiquid securities as a non-principal investment strategy. In accordance with Rule 22e-4 under the 1940 Act, the funds are subject to the guidelines set forth in the Trust’s liquidity risk management program. The term “illiquid security” is defined as a security that the fund’s advisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security.
Foreign Transactions
Foreign Securities. The funds may invest in foreign securities. Each fund’s investment in foreign securities is discussed in the prospectus.
Foreign securities refers to securities that are: (i) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., or issued by foreign governments or their agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the U.S.; and/or (iii) quoted or denominated in a foreign currency (“non-dollar securities”).
Foreign securities may offer potential benefits that are not available from investments exclusively in securities of domestic issuers or dollar- denominated securities. Such benefits may include the opportunity to invest in foreign issuers that appear to offer better opportunity for long-term capital appreciation, more income or current earnings than investments in domestic issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the U.S. and the opportunity to invest in foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.
Investing in foreign securities involves significant risks that are not typically associated with investing in U.S. dollar-denominated securities or in securities of domestic issuers. Such investments may be affected by changes in currency
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exchange rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the U.S. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.
Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the U.S. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the fund making the investment, or political or social instability or diplomatic developments which could affect investments in those countries. Investments in short-term debt obligations issued either by foreign issuers or foreign financial institutions or by foreign branches of U.S. financial institutions (collectively, “foreign money market securities”) present many of the same risks as other foreign investments. In addition, foreign money market securities present interest rate risks similar to those attendant to an investment in domestic money market securities.
Investments in ADRs, EDRs, GDRs and SDRs. Many securities of foreign issuers are represented by American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and Swedish Depositary Receipts (“SDRs”). The funds may invest in ADRs, EDRs, GDRs and SDRs.
ADRs are receipts typically issued by a U.S. financial institution or trust company which represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter and are sponsored and issued by domestic banks. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or the NASDAQ Global Market. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.
EDRs, GDRs and SDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs are typically issued in bearer form and are designed for trading in the European markets. GDRs, including SDRs, are issued either in bearer or registered form, are designed for trading on a global basis. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.
Depositary receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that a fund acquires depositary receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the receipt to issue and service such depositary receipts, there may be an increased possibility that the fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. The market value of depositary receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the receipts and the underlying are quoted. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in depositary receipts rather than directly in the stock of foreign issuers, a fund will avoid currency risks during the settlement period for either purchases or sales.
Investments in Emerging Markets. The funds may invest in securities of issuers located in countries with emerging economies and/or securities markets, often referred to as “emerging markets.” For this purpose, emerging markets are those not normally associated with generally recognized developed markets identified by industry observers such as Standard and Poor’s (“S&P”) or Morgan Stanley Capital International (“MSCI”). Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks of foreign investment generally, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of a fund’s investments in those countries and the availability to the fund of additional investments in those countries.
The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in those countries may also make investments in such countries illiquid and more volatile than investments in more developed markets, and the funds may be required to establish special custody or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.
A fund’s purchase or sale of portfolio securities in certain emerging markets may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on aggregate trading volume by or holdings of a fund, the fund’s advisor and its affiliates, and each such person’s respective clients and other service providers. A fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.
Foreign investment in certain emerging securities markets is restricted or controlled to varying degrees that may limit investment in such countries or increase the administrative cost of such investments. For example, certain countries may restrict or prohibit investment opportunities in issuers or industries important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a fund.
Settlement procedures in emerging markets are frequently less developed and reliable than those in the U.S. and may involve a fund’s delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a fund to value its portfolio assets and could cause a fund to miss attractive investment opportunities, to have its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities that the fund has delivered or due to the fund’s inability to complete its contractual obligations.
Currently, there is no market or only a limited market for many management techniques and instruments with respect to the currencies and securities markets of emerging market countries. Consequently, there can be no assurance that suitable instruments for hedging currency and market related risks will be available at the times when the advisor of a fund wishes to use them.
Foreign Currency Transactions. Because investment in foreign issuers will usually involve currencies of foreign countries, and because each fund may have currency exposure independent of their securities positions, the value of the assets of these funds, as measured in U.S. dollars, will be affected by changes in foreign currency exchange rates. An issuer of securities purchased by a fund may be domiciled in a country other than the country in whose currency the instrument is denominated or quoted.
Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a fund’s net asset value (“NAV”) to fluctuate as well. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. The market in forward foreign currency exchange contracts and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. To the extent that a substantial portion of a fund’s total assets, adjusted to reflect the fund’s net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the fund will be more susceptible to the risk of adverse economic and political developments within those countries.
In addition to investing in securities denominated or quoted in a foreign currency, certain of the funds may engage in a variety of foreign currency management techniques. These funds may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the fund’s advisor it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. These funds will incur costs in connection with conversions between various currencies.
Options on Securities and Securities Indices
Writing Options. The funds may write (sell) covered call and put options on any securities in which it may invest. A call option written by a fund obligates such fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a fund are covered, which means that such fund will effectively own the securities subject to the option so long as the option is outstanding. A fund’s purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, a fund may forgo the opportunity to profit from an increase in the market price of the underlying security.
A put option written by a fund would obligate such fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a fund would be covered, which means that such fund would have deposited with its custodian cash or liquid securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for a fund. However, in return for the option premium, a fund accepts the risk that it will be required to purchase the underlying securities at a price in excess of the securities’ market value at the time of purchase.
In addition, in the advisor’s discretion, a written call option or put option may be covered by maintaining cash or liquid securities (either of which may be denominated in any currency) in a segregated account with the fund’s custodian, by entering into an offsetting forward contract and/or by purchasing an offsetting option which, by virtue of its exercise price or otherwise, reduces a fund’s net exposure on its written option position.
Each fund may also write and sell covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. A fund may cover call and put options on a securities index by maintaining cash or liquid securities with a value equal to the exercise price in a segregated account with its custodian. Writing and selling options on securities indices is considered transacting in derivative securities.
A fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase” transactions.
Purchasing Options. The funds may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest. A fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.
A fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise such a fund would realize a loss on the purchase of the call option.
A fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option would entitle a fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a fund’s securities. Put options may also be purchased by a fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise such a fund would realize no gain or loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.
A fund would purchase put and call options on securities indices for the same purpose as it would purchase options on individual securities.
Yield Curve Options. The funds may enter into options on the yield “spread,” or yield differential between two securities. Such transactions are referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.
The funds may purchase or write yield curve options for the same purposes as other options on securities. For example, a fund may purchase a call option on the yield spread between two securities if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield between the two securities. A fund may also purchase or write yield curve options in an effort to increase its current income if, in the judgment of the fund’s advisor, the fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated.
Yield curve options written by the funds may be “covered.” A call (or put) option is covered if a fund holds another call (or put) option on the spread between the same two securities and maintains in a segregated account with its custodian cash or liquid securities sufficient to cover the fund’s net liability under the two options. Therefore, a fund’s liability for such a covered option is generally limited to the difference between the amount of the fund’s liability under the option written by the fund less the value of the option held by the fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter, and because they have been only recently introduced, established trading markets for these options have not yet developed.
Yield curve options are considered derivative securities.
Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If a fund is unable to effect a closing purchase transaction with respect to covered options it has written, the fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.
Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
The funds may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the funds will treat purchased over-the counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.
Transactions by a fund in options on securities and stock indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the advisor. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.
The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on the advisor’s ability to predict future price fluctuations and the degree of correlation between the options and securities markets.
Certain Bond Fund Practices
The funds may invest all or a portion of their assets in debt securities, including, to the extent described in the prospectus, investing in investment-grade and non-investment grade securities.
These funds may also make use of certain derivatives, such as options, to manage risks and returns, including the risk of fluctuating interest rates. These instruments will be used to control risk and obtain additional income and not with a view toward speculation. The funds will invest only in options which are exchange-traded or sold over-the-counter.
In the debt securities market, purchases of some issues are occasionally made under firm (forward) commitment agreements. The purchase of securities under such agreements can involve risk of loss due to changes in the market rate of interest between the commitment date and the settlement date. As a matter of operating policy, no fund will commit itself to forward commitment agreements in an amount in excess of 25% of total assets and will not engage in such agreements for leveraging purposes.

Lower-Rated Corporate Debt Securities
The funds may make certain investments in corporate debt obligations that are unrated or rated below investment grade (i.e., ratings of BB or lower by Standard & Poor’s or Ba or lower by Moody’s). Bonds rated BB or Ba or below by Standard & Poor’s or Moody’s (or comparable unrated securities) are commonly referred to as “lower-rated” or “high yield” securities, or as “junk bonds,” and are considered speculative with regard to principal and interest payments. In some cases, such bonds may be highly speculative with a high probability of default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment-grade bonds (i.e., bonds rated AAA, AA, A or BBB by Standard & Poor’s or Aaa, Aa, A or Baa by Moody’s).
Factors having an adverse impact on the market value of lower rated securities will have an adverse effect on a fund’s NAV to the extent it invests in such securities. In addition, a fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.
The secondary market for junk bond securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on a fund’s ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, a fund’s advisor could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a fund’s NAV.
Since investors generally perceive that there are greater risks associated with lower-rated debt securities, the yields and prices of such securities may tend to fluctuate more than those of higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market resulting in greater yield and price volatility.
Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a fund’s NAV.
Lower-rated (and comparable non-rated) securities tend to offer higher yields than higher-rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since lower rated securities generally involve greater risks of loss of income and principal than higher-rated securities, investors should consider carefully the relative risks associated with investment in securities which carry lower ratings and in comparable non-rated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. A fund’s advisor will attempt to reduce these risks through diversification of these funds’ portfolios and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends in corporate developments.
Foreign Government Debt Securities
The funds may invest in debt obligations of foreign governments and governmental agencies, including those of countries with emerging economies and/or securities markets. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the funds may have limited recourse in the event of a default. Periods of economic uncertainty or market stress may result in the volatility of market prices of sovereign debt, and in turn the fund’s NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject.
Convertible Securities
The funds may invest in convertible securities. Convertible securities may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated conversion rate into common stock of the issuer. As with all debt and income-bearing securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline.

Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer’s capital structure and are consequently of higher quality and entail less risk than the issuer’s common stock. In evaluating a convertible security, a fund’s advisor gives primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which any other fund may invest are subject to the same rating criteria as that fund’s investments in non-convertible debt securities. Convertible debt securities, the market yields of which are substantially below prevailing yields on non-convertible debt securities of comparable quality and maturity, are treated as equity securities for the purposes of a fund’s investment policies or restrictions.
Preferred Securities
The funds may invest in preferred securities. Preferred securities represent an equity ownership interest in the issuer and have a preference over common stock in liquidation (and generally as to dividends as well), but are subordinated to the liabilities of the issuer in all respects. Some preferred securities also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock. As a general rule, the market value of preferred securities with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred securities generally also reflects some element of conversion value. Because preferred securities are junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of preferred securities than in a more senior debt security with similarly stated yield characteristics. The market value of preferred securities will also generally reflect whether (and, if so, when) the issuer may force holders to sell their preferred securities back to the issuer and whether (and, if so, when) the holders may force the issuer to buy back their preferred securities. Generally, the right of the issuer to repurchase the preferred securities tends to reduce any premium that the preferred securities might otherwise trade at due to interest rate or credit factors, while the right of the holders to require the issuer to repurchase the preferred securities tends to reduce any discount that the preferred securities might otherwise trade at due to interest rate or credit factors. In addition, some preferred securities are non-cumulative, meaning that the dividends do not accumulate and need not ever be paid. A portion of a fund’s portfolio may include investments in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages to its shareholders. There is no assurance that dividends or distributions on non-cumulative preferred securities in which a fund invests will be declared or otherwise paid. Preferred securities of certain companies offer the opportunity for capital appreciation as well as periodic income. This may be particularly true in the case of companies that have performed below expectations. If a company’s performance has been poor enough, its preferred securities may trade more like common stock than like other fixed income securities, which may result in above average appreciation if the company’s performance improves.
U.S. Government Securities
The funds may purchase U.S. Government securities (subject to certain restrictions regarding mortgage-backed securities described in the “Mortgage-Backed (Mortgage Pass-Through) Securities” section, below). U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities.
Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association (“Ginnie Mae”) certificates, are backed by the full faith and credit guarantee of the U.S. Government. Certain other U.S. Government securities, issued or guaranteed by federal agencies or government sponsored enterprises, do not have the full faith and credit guarantee of the U.S. Government, but may be supported by the right of the issuer to borrow from the U.S. Treasury.
Pass-through securities that are issued by Ginnie Mae, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), and the Federal National Mortgage Association (“Fannie Mae”) are mortgage-backed securities which provide monthly payments which are, in effect, a “pass-through” of the monthly interest and principal payments (including any prepayments) made by individual borrowers on the pooled mortgage loans.
Collateralized mortgage obligations (“CMOs”) in which a fund may invest are securities that are collateralized by a portfolio of mortgages or mortgage-backed securities. Each fund may invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”).
Each fund may acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custody receipts. Such receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custody receipts are not considered obligations of the U.S. Government.
Other Debt Securities
Zero Coupon, Deferred Interest, Pay-in-Kind and Capital Appreciation Bonds. The funds may invest in zero coupon bonds as well as in capital appreciation bonds (“CABs”), deferred interest and pay-in-kind bonds. Zero coupon, deferred interest, pay-in-kind and CABs are debt obligations which are issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance.
Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or provide for a specified cash payment date when the bonds begin paying current interest. As a result, zero coupon bonds are generally issued and traded at a significant discount from their face value. The discount approximates the present value amount of interest the bonds would have accrued and compounded over the period until maturity. CABs are distinct from traditional zero coupon bonds because the investment return is considered to be in the form of compounded interest rather than accreted original issue discount. For this reason, the initial principal amount of a CAB would be counted against a municipal issuer’s statutory debt limit, rather than the total par value, as is the case for a traditional zero coupon bond.
Zero coupon bonds benefit the issuer by mitigating its initial need for cash to meet debt service, but generally provide a higher rate of return to compensate investors for the deferment of cash interest or principal payments. Such securities are often issued by companies that may not have the capacity to pay current interest and so may be considered to have more risk than current interest-bearing securities. In addition, the market price of zero coupon bonds generally is more volatile than the market prices of securities that provide for the periodic payment of interest. The market prices of zero coupon bonds are likely to fluctuate more in response to changes in interest rates than those of interest-bearing securities having similar maturities and credit quality.
Zero coupon bonds carry the additional risk that, unlike securities that provide for the periodic payment of interest to maturity, a fund will realize no cash until a specified future payment date unless a portion of such securities is sold. If the issuer of such securities defaults, a fund may obtain no return at all on its investment. In addition, the fund’s investment in zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.
While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Although this period of delay is different for each deferred interest bond, a typical period is approximately one- third of the bond’s term to maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities. Such investments benefit the issuer by mitigating its initial need for cash to meet debt service, but some also provide a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments experience greater volatility in market value due to changes in interest rates than debt obligations which provide for regular payments of interest. A fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the fund’s distribution obligations.
Mortgage-Backed (Mortgage Pass-Through) Securities
The funds may invest in mortgage-backed, or mortgage pass-through, securities, which are securities representing interests in “pools” of mortgage loans. Monthly payments of interest and principal by the individual borrowers on mortgages are passed through to the holders of the securities (net of fees paid to the issuer or guarantor of the securities) as the mortgages in the underlying mortgage pools are paid off. The average lives of these securities are variable when issued because their average lives depend on interest rates. The average life of these securities is likely to be substantially shorter than their stated final maturity as a result of unscheduled principal prepayments.
Prepayments on underlying mortgages result in a loss of anticipated interest, and all or part of a premium if any has been paid, and the actual yield (or total return) to the holder of a pass-through security may be different than the quoted yield on such security. Mortgage prepayments generally increase with falling interest rates and decrease with rising interest rates. Like other fixed income securities, when interest rates rise, the value of a mortgage pass-through security generally will decline; however, when interest rates are declining, the value of mortgage pass-through securities with prepayment features may not increase as much as that of other fixed income securities due to increased principal prepayments.
Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale, refinancing or foreclosure of the underlying property, net of fees or costs which may be incurred. Some mortgage pass- through securities (such as securities issued by Ginnie Mae), are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owned on the mortgages in the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether the mortgagor actually makes the payment.
The principal governmental guarantor of mortgage pass-through securities is Ginnie Mae, which is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration-insured or Veteran’s Administration (VA)-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage pass-through securities. Ginnie Mae securities are often purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.
Government-related guarantors (i.e., whose guarantees are not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional residential mortgages (i.e., mortgages not insured or guaranteed by any governmental agency) from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment by Fannie Mae of principal and interest.
Freddie Mac was created by Congress in 1970 as a corporate instrumentality of the U.S. Government for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues Participation Certificates (“PCs”) which represent interest in conventional mortgages (i.e., not federally insured or guaranteed) from Freddie Mac’s national portfolio. Freddie Mac guarantees timely payment of interest and ultimate collection of principal regardless of the status of the underlying mortgage loans.
The obligations of Fannie Mae and Freddie Mac are not guaranteed by the U.S. Government. Fannie Mae and Freddie Mac were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”), an independent regulator, in 2008, and the FHFA succeeded to all of their rights, titles, powers, and privileges. Fannie Mae and Freddie Mac remain in conservatorship, and the effect that this conservatorship will have on the companies’ debt and equity securities is unclear. The FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent, although the FHFA has stated that it has no present intention to do so. In addition, holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac may not enforce certain rights related to such securities against the FHFA, or the enforcement of such rights may be delayed, during the conservatorship.
The U.S. Department of the Treasury has taken steps to capitalize and provide financing to Fannie Mae and Freddie Mac and has agreed to purchase direct obligations and residential mortgage-backed securities issued or guaranteed by them in an effort to ensure their financial stability. However, there can be no assurance that the U.S. Government will continue to provide financial support to Fannie Mae and Freddie Mac and the future roles of Fannie Mae and Freddie Mac could be significantly reduced and the nature of their guarantees could be eliminated or considerably limited relative to historical measurements. Shortly after Fannie Mae and Freddie Mac were placed in federal conservatorship, the Secretary of the U.S. Treasury, noted that the guarantee structure of Fannie Mae and Freddie Mac required examination and that changes in the structures of the entities were necessary to reduce risk to the financial system.
The problems faced by Fannie Mae and Freddie Mac that resulted in their being placed into federal conservatorship have stirred debate among some federal policy makers regarding the continued role of the U.S. Government in providing liquidity for the residential mortgage market. The gradual recovery of the housing market has made Fannie Mae and Freddie Mac profitable again and increased the uncertainty about their futures. Proposals to end the conservatorships have included recapitalization initiatives, the use of loss-absorbing instruments, and regulatory capital and liquidity requirements to ensure that Fannie Mae and Freddie Mac can operate in a safe and sound manner without posing systemic risk to the economy. Furthermore, the existing purchase agreements with the US. Department of Treasury could be amended and further credit enhancements could be provided by guarantors chartered by the FHFA and other sources of first-loss private capital to ensure that payments on mortgage-backed securities remain supported. However, the success of any such reforms, whether accomplished through legislation or administrative rulemaking, depends on a number of political, economic, and other factors, which may or may not materialize. For example, future presidential or congressional elections may result in legal and regulatory changes to government-sponsored enterprises’ participation in the mortgage industry being reprioritized, revised, or abandoned altogether, and new guarantors and other sources of capital may not enter the secondary market for residential mortgage loans and mortgage-backed securities if reform efforts fail to reduce Fannie Mae’s and Freddie Mac’s competitive advantages. Accordingly, no assurances can be given that any existing credit support by the U.S. Government will continue to remain in place or that any proposed new credit enhancement proposals will be implemented.
Under the FHFA’s “Single Security Initiative,” Fannie Mae and Freddie Mac have entered into a joint initiative to develop a common securitization platform for the issuance of Uniform Mortgage-Backed Securities (“UMBS”), which would generally align the characteristics of Fannie Mae and Freddie Mac mortgage-backed securities. In June 2019, Fannie Mae and Freddie Mac started to issue UMBS in place of their current offerings of TBA-eligible mortgage-backed securities. The initial effects of the issuance of UMBS on the market for mortgage-related securities have been relatively minimal, however the long-term effects are still uncertain and the issuance of UMBS could have unanticipated or adverse effects.
Credit unions, commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of mortgage loans. Such issuers may also be the originators and/or servicers of the underlying mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.
Other Securities Related to Mortgages
CMOs and Multiclass Pass-Through Securities. The funds may invest a portion of their assets in CMOs, which are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The following is a description of CMOs and types of CMOs but is not intended to be an exhaustive or exclusive list of each type of CMO a fund may invest in. Typically, CMOs are collateralized by certificates issued by Ginnie Mae, Fannie Mae or Freddie Mac, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively hereinafter referred to as “Mortgage Assets”). The funds may also invest a portion of their assets in multiclass pass-through securities which are equity interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the United States government or by private originators of, or investors in, mortgage loans, including credit unions, savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit (“REMIC”).
In a CMO, a series of bonds or certificates are usually issued in multiple classes with different maturities. Each class of CMOs, often referred to as a “tranche,” is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or a part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.
The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In a common structure, payments of principal, including any principal pre-payments, on the Mortgage Assets are applied to the classes of the series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. Certain CMOs may be stripped (securities which provide only the principal or interest factor of the underlying security). See the “Stripped Mortgage-Backed Securities” subsection, below, for a discussion of the risks of investing in these stripped securities and of investing in classes consisting primarily of interest payments or principal payments.
The funds may also invest in parallel pay CMOs and Planned Amortization Class CMOs (“PAC Bonds”). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.
CMOs and multiclass pass-through securities are considered derivative securities.
Stripped Mortgage-Backed Securities. The funds may invest a portion of their assets in stripped mortgage-backed securities (“SMBS”) which are derivative multiclass mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks and investment banks.
SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of Mortgage Assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while another class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive an “IO” (the right to receive all of the interest) while the other class will receive a “PO” (the right to receive all of the principal). The yield to maturity on an IO is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal payments may have a material adverse effect on such security’s yield to maturity. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.
Stripped mortgage-backed securities are considered transactions in derivative securities.
Mortgage Dollar Rolls. The funds may enter into mortgage “dollar rolls” in which a fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, a fund loses the right to receive principal and interest paid on the securities sold. However, a fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase as well as from the receipt of any associated fee income plus interest earned on cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of a fund. Successful use of mortgage dollar rolls depends upon the advisor’s ability to predict correctly interest rates and mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. A fund will hold and maintain until the settlement date segregated cash or liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, each fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. These funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.
Mortgage dollar rolls are considered transactions in derivative securities.
Municipal Securities
The funds may invest in municipal bonds. However, there are many different kinds of municipal securities and the fund’s advisor must make various decisions in its efforts to follow this principal investment strategy. The market for municipal securities is diverse and constantly changing. The following is therefore not necessarily a complete description of all types of municipal securities Madison may purchase for these funds.
•Who Issues Municipal Securities in General? The term “municipal securities” includes a variety of debt obligations that are issued for public purposes by or on behalf of states, territories and possessions of the United States, their political subdivisions, the District of Columbia, Guam, Puerto Rico and other territories. They are also issued by the duly constituted authorities, agencies, public corporations and other instrumentalities of these jurisdictions.
•What are Municipal Securities Used For? Municipal securities may be used for many public purposes, including constructing public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works and gas and electric utilities. Municipal securities may also be used to refund outstanding obligations, to obtain funds to lend to other public institutions and certain private borrowers or for general operating expenses.
•How are Municipal Securities Classified by Purpose? Municipal securities are usually classified as either “general obligation,” “revenue” or “industrial development.”
•General Obligation. General obligation securities are the obligations of an issuer with taxing power and are payable from the issuer’s general unrestricted revenues. These securities are backed by the full faith, credit and taxing power of the issuer for the payment of principal and interest. They are not limited to repayment from any particular fund or revenue source. For example, a bond issued directly by the State of Missouri is a general obligation bond.
•Revenue. Revenue securities are repayable only from revenues derived from a particular facility, local agency, special tax, facility user or other specific revenue source. Certain revenue issues may also be backed by a reserve fund or specific collateral. Ordinary revenue bonds are used to finance income producing projects such as public housing, toll roads and bridges. The investor bears the risk that the project will produce insufficient revenue and have insufficient reserves to cover debt service on the bonds.
•Industrial Development. Industrial development securities are revenue obligations backed only by the agreement of a specific private sector entity to make regular payments to the public authority in whose name they were issued. Collateral may or may not be pledged. States or local authorities generally issue industrial development securities on behalf of private organizations for the purpose of attracting or assisting local industry. These securities usually have no credit backing from any public body. Industrial development securities include pollution and environmental control revenue bonds. Industrial revenue bonds are used to finance privately-operated facilities for business, manufacturing, housing, sports and other purposes and are limited to $10 million per issuer, except when used for certain exempted purposes. Pollution and environmental control revenue bonds are used to finance air and water pollution control facilities required by private users. Repayment of revenue bonds issued to finance privately used or operated facilities is usually dependent entirely on the ability of the private beneficiary to meet its obligations and on the value of any collateral pledged.
•How are Municipal Securities Further Classified? Municipal securities may be classified according to maturity as “notes” if up to about two years in term, or as “bonds” if longer in term.
•Callable Bonds. Callable municipal bonds are municipal bonds that contain a provision in the bond indenture permitting the issuer to redeem bonds prior to maturity. A bond indenture is the legal document that contains the important terms of the security. Callable bonds are generally subject to call during periods of declining interest rates. If the proceeds of a called bond under such circumstances are reinvested, the result may be a lower overall yield due to lower interest rates. If, when purchased, Madison paid a premium for the bond, some or all of that premium may not be recovered, depending on the call price.
•Notes. Notes are generally used to meet short-term financing needs and include the following specific types:
oTax Anticipation Notes. Normally, these are general obligation issues that are issued to meet cash needs prior to collecting taxes and generally are payable from specific future tax revenues.
oBond Anticipation Notes. Like tax anticipation notes, these also are normally general obligation issues. They are issued to provide interim financing in anticipation of sales of long-term bonds and generally are payable from the proceeds of a specific proposed bond issue.
oRevenue Anticipation Notes. These may be general obligation issues and are issued to provide cash prior to receipt of expected non-tax revenues from a specific source, such as scheduled payments due from the federal government.
oProject Notes. Local authorities issue these notes to finance various local redevelopment and housing projects conducted under sponsorship of the federal government. Project notes are guaranteed and backed by the full faith and credit of the United States.
oConstruction Loan Notes. These notes provide interim financing for construction projects. They are frequently issued in connection with federally insured or guaranteed mortgage financing and may also be insured or guaranteed by the federal government.
oTax-Exempt Commercial Paper. These notes (sometimes called “municipal paper”) are similar to conventional commercial paper, but are tax-free. Municipal paper may be either a general obligation or a revenue issue, although the latter is more common. These issues may provide greater flexibility in scheduling maturities than other municipal notes.
•Municipal Lease Obligations. Municipalities issue municipal lease obligations to finance their obligation to pay rent on buildings or equipment they use. Madison intends to limit its investments in such obligations to those that represent liquid securities for purposes of each fund’s limitation on investments in illiquid securities. Madison will make daily determinations of the liquidity and appropriate valuation of each such obligation, basing its decision on all relevant facts including: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential buyers; (4) the willingness of dealers to make a market in the security; and (5) the nature of the marketplace. With regard to the nature of the marketplace, Madison will consider the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.
A municipal lease obligation will not be considered liquid unless there is reasonable assurance that its marketability will be maintained throughout the time Madison holds the instrument for the funds. Madison must conclude that the obligation is liquid considering: (1) whether the lease can be canceled; (2) what assurance there is that the assets represented by the lease can be sold; (3) the strength of the lessee’s general credit; (4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality; and (5) Madison’s legal recourse in the event of failure to appropriate.
•How Can You Tell the Identity of the Issuer? From time to time, the fund’s advisor must make determinations as to the identity of the issuer of a particular municipal security. The fund’s advisor will make this determination considering its understanding of the assets and revenue principally backing the issue and the most significant source of repayment of principal and interest for the issue. If the specific securities are backed by assets and revenues that are independent or separate from the assets and revenues of the jurisdiction or agency in whose name they were issued, then the fund’s advisor will normally consider those securities to have a separate issuer.
•What are the Risks of Geographic Concentration of Investments? If the credit standing of a particular state or type of issuer generally declined, then a fund could be more adversely affected than if its investments were more diversified.
•What are the Risks of Investing in Various Municipal Securities? Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. The fund’s advisor will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the funds.
While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.
Privately Arranged Loans and Participations
The fund’s advisor may make or acquire participations in privately negotiated loans to municipal borrowers on behalf of the funds. Frequently, such loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured. If the fund’s advisor engages in this type of investment strategy, the fund’s advisor will rely on the opinion of tax or bond counsel to the borrower as to the tax status of these loans. Such transactions may provide an opportunity to achieve higher tax-free yields than would be available from municipal securities offered and sold to the general public.
Privately arranged loans, however, will generally not be rated by a credit rating agency and will normally be illiquid. In most cases, the fund’s advisor will only be able to sell such loans through a provision requiring repayment following demand by the funds. Such loans made by the funds will normally have a demand provision permitting the funds to require repayment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to each fund’s limitation on investments in illiquid securities. Recovery of an investment in any private loan that is illiquid and payable on demand may depend on the ability of the municipal borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period. The demand period is normally seven days or less (unless the fund’s advisor determines that a particular loan issue, unlike most such loans, has a readily available market). If appropriate, the fund’s advisor will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to honor contractual payment obligations.
Restricted Securities
Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as amended. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell a security and the time a fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith in accordance with methodologies approved by the Board.
Repurchase Agreements
The funds may enter into repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the seller at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with member banks of the Federal Reserve System, U.S. Central Credit Union and with “primary dealers” in U.S. Government securities. A fund’s advisor will continuously monitor the creditworthiness of the parties with whom the funds enter into repurchase agreements.
The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

Reverse Repurchase Agreements
The funds may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that a fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of “interest” which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by a fund entering into them. Reverse repurchase agreements involve the risk that the market value of securities purchased by a fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase. A fund that has entered into a reverse repurchase agreement will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, each fund will establish and maintain with the Trust’s custodian a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. No fund will enter into reverse repurchase agreements and other borrowings (except from banks as a temporary measure for extraordinary emergency purposes) in amounts in excess of 30% of the fund’s total assets (including the amount borrowed) taken at market value. No fund will use leverage to attempt to increase income. No fund will purchase securities while outstanding borrowings exceed 5% of the fund’s total assets. Each fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Board of Trustees.
Forward Commitment and When-Issued Securities
The funds may purchase securities on a when-issued or forward commitment basis. “When-issued” refers to securities whose terms are specified and for which a market exists, but which have not been issued. Each fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when- issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, a fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.
When a fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in a fund’s losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.
On the date a fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the fund will segregate cash or liquid securities, of any type or maturity, equal in value to the fund’s commitment. These assets will be valued daily at market, and additional cash or securities will be segregated to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a fund may enter into offsetting contracts for the forward sale of other securities that it owns.
Real Estate Investment Trusts
The funds may invest in shares of real estate investment trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They also may realize gains or losses from the sale of properties. Equity REITs generally exercise some degree of control over the operational aspects of their real estate investments, lease terms and property maintenance and repair. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties and are paid interest by the owners of the financed properties. Hybrid REITs invest both in real property and in mortgages. A REIT generally is not taxed on income distributed to its shareholders if it complies with certain federal income tax requirements relating primarily to its organization, ownership, assets and income and, further, if it distributes at least 90% its taxable income to its shareholders each year. Consequently, REITs tend to focus on income-producing real estate investments.
The funds’ investments in REITs may be adversely affected by deteriorations of the real estate rental market, in the case of REITs that primarily own real estate, or by deteriorations in the creditworthiness of property owners and changes in interest rates in the case of REITs that primarily hold mortgages. Equity and mortgage REITs also are dependent upon specialized management skills, may not be diversified in their holdings and are subject to the risks of financing projects. REITs also may be subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
Under certain circumstances, a REIT may fail to qualify for the special tax treatment available to REITs, which would subject the REIT to federal income taxes at the REIT level and adversely affect the value of its securities.
In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction available under Section 199A of the Internal Revenue Code of 1986, as amended (the “Code”). Additionally, a dividend or part of a dividend paid by a regulated investment company and reported as a “Section 199A Dividend” is treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction.
Shares of Other Investment Companies
To the extent described in the prospectus, each fund may invest in other investment companies, including other ETFs. Each fund complies with the general statutory limits for such investments prescribed by the 1940 Act. The statutory limits are that immediately after any investment: (i) not more than 5% of a fund’s total assets are invested in the securities of any one investment company; (ii) not more than 10% of a fund’s total assets are invested in the aggregate in securities of investment companies as a group; (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the fund; and (iv) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the fund and other investment companies advised by Madison, or any of its affiliates. Notwithstanding the foregoing, each fund may invest in shares of money market funds in excess of the above described statutory limitations, in accordance with the exemption contained in Rule 12d1-1 under the 1940 Act. In addition, the funds are permitted to invest in affiliated underlying funds in excess of the foregoing limits in accordance with the provisions of Section 12(d)(1)(G) under the 1940 Act.
Rule 12d1-4 of the 1940 Act provides an exemption from Section 12(d)(1) that allows a fund to invest all of its assets in other registered funds, including ETFs, if the fund satisfies certain conditions specified in the Rule, including, among other conditions, that the fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company). However, such control and other conditions under Rule 12d1-4 do not apply if either the acquiring fund is in the same group of investment companies as the acquired fund, or the acquiring fund’s subadvisor or an affiliate is the acquired fund’s advisor.
As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the expenses of such other investment company, including investment management fees, general fund expenses, trading, custodial and interest expenses and distribution/shareholder servicing fees (if any). These expenses would be in addition to the advisory and other expenses that a fund bears directly in connection with its own operations and may represent a duplication of fees to shareholders of the fund.
ETFs are also subject to certain additional risks, including (i) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities, and (ii) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange-traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.
Temporary Defensive Positions
Although each fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, each fund may invest up to 100% in cash, money market securities and money market funds as a defensive tactic in abnormal market conditions.
To the extent any fund engages in a temporary defensive position in this manner, it would not be invested in accordance with its stated investment objectives.
Definition of Market Capitalization
Market capitalization is the value of a corporation determined by multiplying total outstanding shares by the current market price. Total outstanding shares include common stock, non-restricted exchangeable shares and partnership units/membership interests where applicable. Exchangeable shares are shares which may be exchanged at any time, at the holder’s option, on a one-for-one basis for common stock. Membership or partnership units/interests represent an economic interest in a limited liability company or limited partnership. Market capitalization does not include preferred or convertible preferred stock, participating preferred stock, restricted or redeemable shares, warrants, rights or trust receipts.

Types of Investment Risk
Active or Frequent Trading Risk. The risk of the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the performance.
Asset Allocation Risk. The risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Asset-Backed Securities Risk. As with other debt securities, asset-backed securities are subject to credit risk, extension risk, interest rate risk, liquidity risk and valuation risk. These securities are generally not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. The impairment of the value of collateral or other assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of underlying assets, may result in a reduction in the value of such asset-backed securities and losses to a fund.
Call Risk. The risk that the issuer of a security will retire or redeem (“call”) the security with a higher rate of interest before the scheduled maturity date when interest rates have declined.
Convertible Securities Risk. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price and more like a debt security when the underlying stock price is low relative to the conversion price.
Correlation Risk. The risk that changes in the value of a hedging instrument or hedging technique will not match those of the asset being hedged (hedging is the use of one investment to offset the possible adverse effects of another investment).
Counterparty Risk. The risk that the counterparty under an agreement will not live up to its obligations.
Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation.
Currency Risk. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the U.S. dollar value of an investment.
Cybersecurity Risk. The risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the advisor, a subadvisor to the funds, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the advisor could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds.
Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Generally, the value of debt securities will change inversely with changes in interest rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.
Default Risk. It is possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond. This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, a fund would have to look to the agency issuing the bond for ultimate repayment.
Derivatives Risk. The risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.
Depository Receipt Risk. Depository receipts, such as ADRs and GDRs, may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depository receipts involve many of the same risks as direct investments in foreign securities. These risks include, but are not limited to. fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.

Equity Risk. Equity risk is the risk that securities held will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by a fund participate, and the circumstances and performance of companies whose securities a fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of underlying equity securities comprising the ETF, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio securities comprising the ETF. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Actively-managed ETFs may not produce the desired result of its investment objective(s), meet relevant benchmarks or perform as well as other funds with similar objectives.
Extension Risk. The risk that an unexpected rise in prevailing interest rates will extend the life of an outstanding mortgage-backed security by reducing the expected number of mortgage prepayments, typically reducing the security’s value.
Foreign Security Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social, and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Geopolitical and Economic Risk. Geopolitical events may cause market disruptions. For example, the United Kingdom (UK) withdrew from the European Union (EU) on January 31, 2020, following a June 2016 referendum referred to as “Brexit.” There is significant market uncertainty regarding Brexit’s longer term ramifications, and the range of possible political, regulatory, economic and market outcomes are difficult to predict. The uncertainty surrounding the UK’s economy may continue to be a source of instability and cause considerable disruption in securities markets, including increased volatility and illiquidity, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar. Russia’s assertion of influence in its surrounding region, including its invasion of Ukraine, increases the likelihood of additional sanctions by the U.S. and other countries, which may cause volatility in the markets.
Growth Investing Risk. The risk that stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Investments in stocks with growth characteristics, will typically experience greater volatility over time than stocks with value characteristics.
Hedging Risk. When a fund hedges an asset it holds (typically by using a derivative contract or derivative security), any gain or loss generated by the hedge should be substantially offset by losses or gains on the hedged asset. Hedging is a useful way to reduce or eliminate risk of loss, but it will also reduce or eliminate the potential for investment gains.
High Yield Securities Risk. High yield securities, or “junk” bonds, are subject to greater market fluctuations, are less liquid and provide a greater risk of loss than investment grade securities, and therefore, are considered to be highly speculative. In general, high yield securities may have a greater risk of default than other types of securities and could cause income and principal losses for a fund.
Income Risk. A fund’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because a fund may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or a fund otherwise needs to purchase additional debt securities.
Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of a fund’s assets and distributions may decline.
Information Risk. The risk that key information about a security or market is inaccurate or unavailable.
Interest Rate Risk. The risk of declines in market value of an income bearing investment due to changes in prevailing interest rates. With fixed-rate securities, a rise in interest rates typically causes a decline in market values, while a fall in interest rates typically causes an increase in market values.
Interest Rate Policy Risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. Until recently, interest rates were historically low, but the Federal Reserve has recently increased interest rates quickly and significantly in an effort to combat inflation. As interest rates rise, the value of fixed-income investments will generally decrease. A fund that invests in derivatives tied to fixed-income markets may be more substantially exposed to these risks than a fund that does not invest in derivatives.

Large Cap Risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In addition, larger companies may not be able to attain the high growth rates of successful smaller companies and may be less capable of responding quickly to competitive challenges and industry changes. As a result, a fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.
Leverage Risk. The risks associated with securities or investment practices that enhance return (or loss) without increasing the amount of investment, such as buying securities on margin or using certain derivative contracts or derivative securities. A fund’s gain or loss on a leveraged position may be greater than the actual market gain or loss in the underlying security or instrument. A fund may also incur additional costs in taking a leveraged position (such as interest on borrowings) that may not be incurred in taking a non-leveraged position.
Liquidity Risk. The risk that certain securities or other investments may be difficult or impossible to sell at the time a fund would like to sell them or at the price the fund values them.
Litigation Risk. The funds may be subject to third-party litigation, which could give rise to legal liability. These matters involving the funds may arise from their activities and investments and could have a materially adverse effect on the funds, including the expense of defending against claims and paying any amounts pursuant to settlements or judgments. There can be no guarantee that these matters will not arise in the normal course of business. If the funds were to be found liable in any suit or proceeding, any associated damages and/or penalties could have a materially adverse effect on the funds’ finances, in addition to being materially damaging to their reputation.
Management Risk. The risk that a strategy used by a fund’s advisor may fail to produce the intended result.
Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, due to factors that have nothing to do with the issuer. This risk is common to all stocks and bonds and the funds that invest in them.
Mid Cap Risk. Investments in midsize companies may entail greater risks than investments in larger, more established companies. Midsize companies tend to have narrower product lines, fewer financial resources. and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some midsize companies may not have established financial histories; may have limited product lines, markets, or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.
Mortgage-Backed Securities Risk. The risk that mortgage holders prepay principal during a period of falling interest rates, a fund could be exposed to prepayment risk. In that case, a fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop in rates since the prepayment acts to shorten the maturity of the security.
Natural Event Risk. The risk of losses attributable to natural disasters, crop failures and similar events.
Non-Investment Grade Security Risk. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.
Operation Risk. A fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures.
Opportunity Risk. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments.
Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The value of options will be affected by changes in the value and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options’ expiration. Additionally, the exercise price of an option may be adjusted downward before the option’s expiration as a result of the occurrence of events affecting the underlying equity security. A reduction in the exercise price of an option would reduce a Fund’s capital appreciation potential on the underlying security. The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. The number of options which a Fund may write or purchase may be affected by options written or purchased by other clients of Madison or its affiliates.
Political Risk. The risk of losses directly attributable to government actions or political events of any sort, including military actions and/or expropriation of assets.
Preferred Securities Risk. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. Preferred securities may also be substantially less liquid than other securities, including common stock.
Prepayment Risk. The risk that an unexpected fall in prevailing interest rates will shorten the life of an outstanding mortgage-backed security by increasing the expected number of mortgage prepayments, thereby reducing the security’s return.
REITs Risk. REITs pool investors’ funds for investment primarily in real estate properties or real estate-related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include, but are not limited, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the price volatility of REITs), may have less trading volume and liquidity, and may be subject to more abrupt or erratic price movements than the overall securities market. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. REITs are subject to the risk of failing to qualify for favorable tax treatment under the Code.
Restricted Securities Risk. Restricted securities cannot be offered for public resale unless registered under the applicable securities laws and have a contractual restriction that prohibits or limits their resale. A fund may be unable to sell a restricted security on short notice or may be able to sell them only at a price below current value.
Small Cap Risk. Investments in small capitalization companies may entail greater risks than investments in larger, more established companies. Small companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. The securities of smaller companies also experience greater price volatility than securities of larger capitalization companies. During certain periods, the liquidity of the securities of small cap companies may shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions. This liquidity risk could translate into losses for a fund if it has to sell illiquid securities at a disadvantageous time. The costs of purchasing or selling securities of small capitalization companies are often greater than those of more widely traded securities. Securities of smaller capitalization companies can also be difficult to value.
Speculation Risk. Speculation is the assumption of risk in anticipation of gain but recognizing a higher-than-average possibility of loss. To the extent that a derivative contract or derivative security is used speculatively (i.e., not used as a hedge), a fund is directly exposed to the risks of that derivative contract or security. Gains or losses from speculative positions in a derivative contract or security may be substantially greater than the derivative contract or security’s original cost.
Sustainable Investment Risk. Sustainable investing involves investing in companies that embed sustainability in their overall strategy and demonstrate adherence to sustainable business practices. In pursuing such a strategy, a fund may be overweight or underweight in certain industries, or sectors relative to its benchmark index, which may cause the fund’s performance to be sensitive to developments affecting those sectors. In addition, since sustainable investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for a fund may be limited at times. As such, a fund may forgo opportunities to gain exposure to certain companies, industries or sectors, and it may choose to sell a security when it might otherwise be disadvantageous to do so. Sustainability related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Madison’s framework of sustainable investing will vary from other managers. Further, the regulatory landscape for sustainable investing in the United States is still developing and future rules and regulations may require a fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable practices may fall out of favor, which could potentially limit a fund’s investment universe.

There is also a risk that the companies identified through the investment process may fail to adhere to sustainable business practices, which may result in a fund selling a security when it might otherwise be disadvantageous to do so.
Underlying Funds Risk. The risk that investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which a fund invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, a fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.
Valuation Risk. The risk that a fund could not sell a security or other portfolio investment for the market value or fair value established for it at any time. Similarly, the risk that the fair valuation of securities or other portfolio investments may result in greater fluctuation in their value from one day to the next than would be the case if the market values were available.
Value Investing Risk. The risk that “value” stocks are subject to the risk that their perceived intrinsic values may never be realized by the market, and to the risk that, although the stock is believed to be undervalued, it is appropriately priced or overpriced due to unanticipated problems associated with the issuer or industry.

FUND NAMES
In accordance with the provisions of Rule 35d-1 of the 1940 Act, funds whose names contain certain terms are required to invest, under normal circumstances, at least 80% of their assets in the type of investments suggested by such terms (an “80% policy”). For this purpose, “assets” means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% policy basket if they have economic characteristics similar to the other investments included in the basket.
A fund’s 80% policy is not a “fundamental” one, which means that it may be changed without the vote of a majority of the fund’s outstanding shares as defined in the 1940 Act. Accordingly, the names of these funds may be changed at any time by a vote of the Board of Trustees. As required by Rule 35d-1, shareholders of funds subject to Rule 35d-1 will receive a 60-day written notice of any change to the investment policy describing the type of investment that the name suggests.

INVESTMENT LIMITATIONS
The Trust has adopted the following restrictions and policies relating to the investment of assets and the activities of each fund. The policies listed below are fundamental and may not be changed for a fund without the approval of the holders of a majority of the outstanding votes of that fund (which for this purpose and under the 1940 Act means the lesser of (i) sixty-seven percent (67%) of the outstanding votes attributable to shares represented at a meeting at which more than fifty percent (50%) of the outstanding votes attributable to shares are represented or (ii) more than fifty percent (50%) of the outstanding votes attributable to shares). Except as noted below, none of the funds within the Trust may:
1.with respect to 75% of the fund’s total assets, purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if (i) such purchase would cause more than 5% of the fund’s total assets taken at market value to be invested in the securities of such issuer or (ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the fund;
2.invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding the U.S. Government or any of its agencies or instrumentalities);
3.borrow money, except that it may (a) borrow from any lender for temporary purposes in amounts not in excess of 5% of its total assets and (b) borrow from banks in any amount for any purpose, provided that immediately after borrowing from a bank the fund’s aggregate borrowings from any source do not exceed 33 1/3% of the fund’s total assets (including the amount borrowed). If, after borrowing from a bank, a fund’s aggregate borrowings later exceed 33 1/3% of the fund’s total assets, the fund will, within three days after exceeding such limit (not including Sundays or holidays), reduce the amount of its borrowings to meet the limitation. A fund may make additional investments while it has borrowings outstanding. A fund may make other borrowings to the extent permitted by applicable law;
4.make loans, except through (a) the purchase of debt obligations in accordance with the fund’s investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law;
5.underwrite securities issued by others, except to the extent that the sale of portfolio securities by the fund may be deemed to be an underwriting;

6.purchase, hold or deal in real estate, although a fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a fund as a result of the ownership of securities;
7.invest in commodities or commodity contracts, except that the fund may invest in currency, and financial instruments and contracts that are commodities or commodity contracts; or
8.issue senior securities to the extent such issuance would violate applicable law.
With regard to fundamental policy 2 above, Madison looks through to the assets held by affiliated underlying funds, as applicable, for purposes of the industry concentration limit, and for unaffiliated underlying funds, Madison applies the test the same way based on what Madison knows about the underlying fund.
With regard to fundamental policy 8 above, Section 18(f) of the 1940 Act prohibits an investment company from issuing a “senior security” except under certain circumstances. A “senior security” is any security or obligation that creates a priority over any other class to a distribution of assets or payment of a dividend. Permissible “senior securities” include, among other things, a borrowing from a bank where the fund maintains an asset coverage ratio of at least 300% while the borrowing is outstanding.
The following restrictions are not fundamental policies and may be changed without the approval of the shareholders in the affected fund:
1.no fund will sell securities short or maintain a short position, except for short sales against the box; and
2.no fund will purchase illiquid securities if more than 15% of the total assets of the fund, taken at market value, would be invested. in such securities.
[Each Fund’s investment objective is a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.]
Except for the limitations on borrowing from banks, if the above percentage restrictions, or any restrictions elsewhere in this SAI or in the prospectus covering fund shares, are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.
Notwithstanding the foregoing investment limitations, the underlying funds in which the funds may invest may have adopted certain investment restrictions that may be more or less restrictive than those listed above, thereby permitting a fund to engage indirectly in investment strategies that may be prohibited under the investment limitations listed above. The investment restrictions of each underlying fund are set forth in the prospectus and SAI for that underlying fund.

PORTFOLIO TURNOVER
Each fund will trade securities held by it whenever, in the Advisor’s view, changes are appropriate to achieve the stated investment objectives. The Advisor does not anticipate that unusual portfolio turnover will be required and intends to keep such turnover to moderate levels consistent with the objectives of each fund. Each fund has no operational history and therefore no historical turnover rate.

EXCHANGE LISTING AND TRADING
Shares of each fund are listed for trading and trade throughout the day on the [_______] (“[_______]” or the “Exchange”). There can be no assurance that a fund will continue to meet the requirements of the applicable Exchange necessary to maintain the listing of Shares. The applicable Exchange may, but is not required to, remove Shares of a fund from the listing under any of the following circumstances: (1) the Exchange becomes aware that a fund is no longer eligible to operate in reliance on Rule 6c-11 of the Investment Company Act of 1940; (2) such fund no longer complies with the Exchange’s requirements for Shares; or (3) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The applicable Exchange will remove the Shares of a fund from listing and trading upon termination of such fund.
The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable fund.

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MANAGEMENT OF THE TRUST
Trustees and Officers
The Trust is governed by the Board of Trustees. The Board has the duties and responsibilities set forth under the applicable laws of the State of Delaware, including but not limited to the management and supervision of the funds.
The Board of Trustees, from time to time, may include individuals who may be deemed to be affiliated persons of Madison. At all times, however, a majority of Board members will not be affiliated with Madison or the funds (collectively referred to herein as the “Independent Trustees”). Board members serve until their death, termination or resignation or the end of the calendar year in which the first of the following two events occur: (1) he or she attains the age of seventy-six (76), or (2) he or she has served on the Board for a total of fifteen (15) years, subject in the latter case to extension by unanimous vote of the remaining Trustees on an annual basis.
The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing Board members, changing fundamental policies, approving certain management contracts, approving or amending a 12b-1 plan, or as otherwise required by the 1940 Act or the Declaration of Trust. The address of each Trustee and officer is 550 Science Drive, Madison, Wisconsin 53711.
Independent Trustees

Name and Age	Position(s) Held, First Elected and Term of Office[1]	Principal Occupation(s) During Past Five Years	Portfolios Overseen in Fund Complex by Trustee[2]	Other Directorships Held by Trustee
[____]	[____]	[____]	[__]	[____]
[____]	[____]	[____]	[__]	[____]
1 Board terms end on December 31 of the year noted.
2 As of the date of this SAI, the “Fund Complex” consists of the funds, Madison Funds with 15 portfolios, the Ultra Series Fund with14 portfolios and the Madison Covered Call & Equity Strategy Fund (closed-end fund), for a grand total of 35 separate portfolios in the Fund Complex. Not every Trustee is a member of the Board of Trustees of every fund in the Fund Complex, as noted above. References to the “Fund Complex” in this SAI have the meaning disclosed in this footnote.
Interested Trustee(s) and Officers

Name and Age	Position(s) Held, Length of Time Served and Term of Office[2]	Principal Occupation(s) During Past Five Years	Portfolios Overseen in Fund Complex by Trustee[3]	Other Directorships Held by Trustee
[____]	[____]	[____]	[__]	[____]
[____]	[____]	[____]	[__]	[____]
[____]	[____]	[____]	[__]	[____]
[____]	[____]	[____]	[__]	[____]
[____]	[____]	[____]	[__]	[____]
[____]	[____]	[____]	[__]	[____]
1 “Interested person” as defined in the 1940 Act. Considered an interested Trustee because of the position held with Madison.
1

2 Board terms are indefinite for Interested Trustees and Officers.
3 As of the date of this SAI, the “Fund Complex” consists of the funds, Madison Funds with 15 portfolios, the Ultra Series Fund with14 portfolios and the Madison Covered Call & Equity Strategy Fund (closed-end fund), for a grand total of 35 separate portfolios in the Fund Complex. Not every Trustee is a member of the Board of Trustees of every fund in the Fund Complex, as noted above. References to the “Fund Complex” in this SAI have the meaning disclosed in this footnote.
The following table sets forth the estimated compensation (excluding reimbursement for travel and out-of-pocket expenses) to be paid by the funds for one fiscal year and the actual compensation paid by the Fund Complex to each of the Independent Trustees for the calendar year ended December 31, 2023, respectively. The Fund Complex does not have any sort of pension or retirement plans for the benefit of Trustees. However, as an employee of Madison, the interested trustee participates in a profit-sharing plan sponsored by Madison for the benefit of its employees. No part of such plan is secured or funded by the Fund Complex. There have been no arrangements or understandings between any Trustee or officer and any other person(s) pursuant to which (s)he was selected as a Trustee or officer. The officers and Trustee who are “interested persons” as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by Madison.

Trustee Name	Estimated Compensation from Trust[1]	Total Compensation Fund Complex[2]
[____]	N/A	[____]
[____]	N/A	[____]
[____]	N/A	[____]
[____]	N/A	[____]
1 As of the date of this SAI the Trust had not paid compensation to the Trustees.
2 The Trust consists of 5 separate portfolios, and the “Fund Complex” consists of 36 separate portfolios, as described in more detail above. Not every Trustee is a member of the Board of Trustees of every fund in the Fund Complex, as noted above.
3 As an interested trustee, [____] does not receive compensation from the Trust.
Board Qualifications
The members of the Board of Trustees each have experience that led fund management to the conclusion that each should serve as a member of the Board, both at the time of the person’s appointment and continuing as of the date of this SAI.
[Qualifications to come.]
The Trustees use this collective experience to oversee the funds for the benefit of fund shareholders. Moreover, each of the Independent Trustees has served as a trustee of one or more funds for many years. They bring substantial and material experience and expertise to their roles as Trustees of the funds.
Board Committees
The Board of Trustees has established two standing committees to help manage the funds, an Audit Committee and a Nominating and Governance Committee. Each such Committee is currently comprised of all of the Trust’s Independent Trustees. The Chair of the Nominating and Governance Committee is [_______], and the Chair of the Audit Committee is [_______].
Audit Committee. The Audit Committee is responsible for reviewing the results of each audit of the funds by the funds’ independent registered public accounting firm and for recommending the selection of independent auditors for the coming year. The Audit Committee meets at least quarterly and more often as necessary.
Nominating and Governance Committee. The Nominating and Governance Committee is responsible for nominating trustees and officers to fill vacancies, for evaluating their qualifications. The Nominating and Governance Committee is also responsible for periodically reviewing the effectiveness of the Board of Trustees and its committees. Like the Audit Committee, the Nominating and Governance Committee meets at least quarterly and more often as necessary.

1

Leadership Structure of the Board
The Board of Trustees has charged [_______] with acting as Chair and Lead Independent Trustee for purposes of communicating with Madison, the Trust’s Chief Compliance Officer, counsel to the Independent Trustees and Trust counsel on matters relating to the Board as a whole. The Independent Trustees often meet in executive session without representatives of Madison present (including meetings with counsel, the Chief Compliance Officer and the independent registered public accountant). All Board members are expected to provide their input into establishing the Board’s meeting agenda. Likewise, each Board of Trustees meeting contains a standing agenda item for any Board member to raise new or additional items he or she believes is important in connection with fund governance.
As advisor to each series of the Trust, Madison is responsible for the overall risk management for the funds, including supervising their affiliated and third-party service providers and identifying and mitigating possible events that could impact the funds’ business, operations or performance. Risks to the funds include investment, legal, compliance and regulatory risks, as well as the risk of operational failure or lack of business continuity. The Board of Trustees oversees risk management of the funds’ investment programs through the Audit Committee and through oversight by the Board itself. The Trust’s Chief Compliance Officer, who reports to the Independent Trustees, provides the Board of Trustees with quarterly updates and a comprehensive annual report regarding the processes and controls in place to address regulatory, compliance, legal and operational risk. The Board of Trustees exercises its oversight in conjunction with Madison, the Chief Compliance Officer, fund counsel and counsel to the Independent Trustees by requesting reports and presentations at regular intervals throughout the year. Additionally, the Audit Committee receives periodic reports from the funds’ independent accountants. The Board’s committee structure requires an Independent Trustee to serve as Chair of the Nominating and Governance and the Audit Committees.
Given the small size of the Board of Trustees, its committee structure led by Independent Trustees, the openness of Board meetings to active input by all Board members, its utilization of executive sessions, the role of the Lead Independent Trustee and its quarterly focus on compliance and risk management, the Board of Trustees has determined that its current leadership structure is adequate for the protection of fund investors.
Trustees’ Holdings
Trustees’ holdings in the Fund Complex as of December 31, 2022, was as follows:

Name of Trustee	Dollar Range of Equity Securities in the Trust[1,2,3]	Aggregate Dollar Range of Equity Securities in Fund Complex[2,3]
[____]	N/A	[____]
[____]	N/A	[____]
[____]	N/A	[____]
[____]	N/A	[____]
1 Prior to the date of this SAI, the funds were not offered for purchase to the public and, as such, the listed individual could not have owned any shares of the funds.
2 Dollar ranges are as follows: none; $1–$10,000; $10,001-$50,000; $50,001-$100,000; and over $100,000.
3 The Trust consists of 5 separate portfolios, and the “Fund Complex” consists of 36 separate portfolios, as described in more detail above.
As of [_______], 2023, the Independent Trustees of the Trust and their immediate family members did not own beneficially or of record any class of securities of an investment advisor or principal underwriter of a fund or any person directly or indirectly controlling, controlled by or under common control with an investment advisor or principal underwriter of a fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF THE TRUST’S SECURITIES
Madison will own all (100%) initial seed capital shares of the funds as of the date of this SAI and shall be deemed a control person of each fund. Madison is a Wisconsin limited liability company. Shareholders owning voting securities in excess of 25% may be able to determine the outcome of any matter affecting and voted on by shareholders of the funds.
2

As of [_______], 2023, the Trustees and officers of the funds, as a group, owned less than 1% of the outstanding shares of the funds, because the funds are new.

PORTFOLIO MANAGEMENT
Advisor
The investment advisor to the Trust, Madison Asset Management, LLC (“Madison” or the “Advisor”), is a registered investment advisor located at 550 Science Drive, Madison, WI 53711. Madison is owned by Madison Investment Holdings, Inc. (“MIH”), 550 Science Drive, Madison, WI 53711. Madison shares investment personnel with Madison Investment Advisors, LLC, a wholly owned subsidiary of Madison. MIH was founded in 1974 and currently operates primarily as a holding company. In addition to Madison, the other firm under the MIH umbrella is Madison Investment Advisors, LLC (a registered investment advisor providing portfolio management services to wrap accounts and separately managed accounts), located in Madison, WI, which includes an insurance asset management division, Madison Scottsdale, located in Scottsdale, AZ, and an international equity team located in Toronto, Canada. Frank E. Burgess, who is the founder of MIH, owns a controlling interest in MIH.
Investment Advisory Agreement. Madison has entered into an investment advisory agreement with the Trust, on behalf of the funds, that requires Madison to provide continuous professional investment management of the investments of the Trust, including establishing an investment program complying with the investment objectives, policies, and restrictions of each fund. Madison is responsible for paying all expenses of the funds, excluding the fee payments under the Investment Advisory Agreement, interest, taxes, brokerage commissions, acquired fund fees and expenses and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Notwithstanding the foregoing, the funds have each agreed to pay Madison an annual unitary management fee of its average daily net assets as set forth below.

Fund	Management Fee
Madison Mosaic Income Opportunities ETF	[____]
Madison Short-Term Strategic Income ETF	[____]
Madison Aggregate Bond ETF	[____]
Madison Covered Call ETF	[____]
Madison Dividend Value ETF	[____]
Under the Investment Advisory Agreement, Madison shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith or gross negligence on the part of Madison in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the funds by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the funds’ outstanding voting securities on 60 days’ written notice to Madison, or by Madison on 60 days’ written notice to the funds.
Subadvisor
Madison has retained Toroso Investments, LLC (“Toroso” or the “Subadvisor”) as the investment subadvisor to the funds, pursuant to an investment subadvisory agreement (the “Subadvisory Agreement) between Madison and Toroso, on behalf of the funds. Pursuant to the Subadvisory Agreement, Toroso manages the investment of the funds’ assets in accordance with the funds’ investment objectives, policies and restrictions as provided in the prospectus and this SAI. As compensation for the subadvisory services rendered under the Subadvisory Agreement, Madison has agreed to pay Toroso an annual subadvisory fee that is based upon the funds’ average daily net assets. Madison is responsible for paying the entire amount of Toroso’s subadvisory fee. The funds do not directly pay Toroso. Toroso’s fee is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each Fund as follows: [___]%.
1

Madison monitors the performance of the Subadvisor to the extent it deems appropriate to achieve a fund’s investment objective, reallocates fund assets among its own portfolio management team and the Subadvisor or recommends to the Board of Trustees that a fund employ or terminate the Subadvisor. The Subadvisory Agreement may be terminated without penalty as to the funds by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the funds’ outstanding voting securities on 60 days’ written notice to the Subadvisor. The Subadvisory Agreement has been approved by the Board of Trustees, including a majority of the Independent Trustees of the funds and the initial shareholder of the funds.
Manager of Managers Structure: Madison has received an exemptive order from the SEC to operate under a manager of managers structure that permits Madison, with the approval of the Board, to appoint or change unaffiliated subadvisors on behalf of the Funds without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, Madison may manage the assets of all of the Funds using a “manager of managers” approach under which Madison may manage some or all of the Funds’ assets and may allocate some or all of the Funds’ assets among one or more specialist subadvisors. Madison selects subadvisors based on a continuing quantitative and qualitative evaluation of their abilities in managing assets pursuant to a particular investment style. While superior performance is the ultimate goal, short-term performance by itself will not be a significant factor in selecting or terminating subadvisors, and Madison does not expect frequent changes in subadvisors. Madison compensates subadvisors out of its own assets.
Madison monitors the performance of each subadvisor to the extent it deems appropriate to achieve a Fund’s investment objective, reallocates fund assets among its own portfolio management team and individual subadvisors or recommends to the Board that a Fund employ or terminate particular subadvisors. If there is a new appointment or change in unaffiliated subadvisor, shareholders will receive an “information statement” within 90 days after the date of the change. The statement will provide shareholders with relevant information about the reason for the change and information about any new subadvisor.
Portfolio Managers
The Funds are generally managed by members of the applicable asset allocation, fixed income or equity management teams at Madison. The portfolio managers are primarily and jointly responsible for the day-to-day management of the funds.
•Madison Mosaic Income Opportunities ETF is co-managed by Patrick Ryan, CFA and Stuart Dybdahl, CFA, CAIA.
•Madison Short-Term Strategic Income ETF is co-managed Mike Sanders, CFA, Allen Olson, CFA and Chris Schroeder.
•Madison Aggregate Bond ETF is co-managed Mike Sanders, CFA and Allen Olson, CFA.
•Madison Covered Call ETF is co-managed by Ray DiBernardo, CFA, and Drew Justman, CFA.
•Madison Dividend Value ETF is co-managed by John Brown, CFA, and Drew Justman, CFA.
Portfolio Managers Compensation. Madison believes portfolio managers should receive compensation for the performance of the funds they manage, their individual effort, and the overall profitability of the firm. As members of the investment teams, portfolio managers receive a base salary, are included in the investment team’s incentive compensation plan (ICP), and have the potential for equity ownership in the firm. The amount of firm equity any portfolio manager may acquire is at the discretion of the Board of Directors of Madison Investment Holdings, Inc. which considers a variety of factors including, for example, seniority, responsibility, and longevity.
With regard to ICP, portfolio managers receive up to 25% of the annual revenue of their respective investment strategy. Eighty percent (80%) of the ICP pool is paid to the investment team that manages each respective investment strategy and 20% is subjective, based largely on performance against benchmark, with consideration given to team dynamics within each respective investment strategy.
The intention of the 25% revenue model is to focus our portfolio managers on delivering consistent performance which in turn drives long-term assets under management and revenue growth for the firm. Madison believes that taking a long-term approach better aligns the interests of shareholders of the funds, our clients, the investment teams, and our firm.
There is no difference in the way the firm compensates portfolio managers for managing a fund or a private client account (or any other type of account). Instead, compensation is based on the entire employment relationship, not on the performance of any single account or type of account.
Other Accounts Managed (as of [_______], 2023):
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Portfolio Manager	Registered Investment Companies Number of Accounts ($ Assets)	Other Pooled Investment Vehicles Number of Accounts ($ Assets)	Other Accounts Number of Accounts ($ Assets)
Patrick Ryan, CFA	[__] ($[___])	[__] ($[___])	[__] ($[___])
Stuart Dybdahl, CFA, CAIA	[__] ($[___])	[__] ($[___])	[__] ($[___])
Mike Sanders, CFA	[__] ($[___])	[__] ($[___])	[__] ($[___])
Allen Olson, CFA	[__] ($[___])	[__] ($[___])	[__] ($[___])
Chris Schroeder	[__] ($[___])	[__] ($[___])	[__] ($[___])
Ray DiBernardo, CFA	[__] ($[___])	[__] ($[___])	[__] ($[___])
Drew Justman, CFA	[__] ($[___])	[__] ($[___])	[__] ($[___])
John Brown, CFA	[__] ($[___])	[__] ($[___])	[__] ($[___])
Material Conflicts of Interest. Potential conflicts of interest may arise because Madison engages in portfolio management activities for clients other than the funds. For example, portfolio managers at Madison and its affiliates typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of wealthy individuals as well as institutions such as pension funds, colleges and universities, insurance companies and foundations), subadvised accounts that we manage for other investment advisors and model accounts for which we only provide recommendations to our clients and do not have discretion to actually trade the accounts.
Our portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. Likewise, we may purchase securities for one portfolio and sell the same security from another. To address the potential conflicts that occur as a result, Madison adopted a variety of portfolio security aggregation, brokerage and trade allocation policies which are designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients. Likewise, Madison follows the funds’ cross-trade (Rule 17a-7) policies and procedures when transacting from one account to another. In this manner, we seek to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Managers—Compensation” section, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.
To the extent the Funds invest in underlying affiliated funds, Trustees and officers of the Funds and the underlying affiliated funds in which a Fund invests (the “Underlying Madison Funds”) and certain directors and officers of Madison and its affiliates may serve in similar positions with most of the Underlying Madison Funds. Therefore, if the interests of the Funds and the Underlying Madison Funds were ever to diverge, it is possible that a conflict of interest could arise and affect how the Trustees and officers fulfill their fiduciary duties to the Funds. The Trustees of the Trust believe they have structured the Funds to avoid these concerns. However, a situation could conceivably occur where proper action for the Funds could be adverse to the interests of an Underlying Madison Fund, or the reverse could occur. If such a possibility arises, Trustees and officers of the Funds and the directors and officers of Madison will carefully analyze the situation and take all steps they believe are reasonable to minimize and, where possible, eliminate the potential conflict.
Fund Ownership. As of [_______], 2023, none of the portfolio managers beneficially owned shares of the funds.

ADMINISTRATOR
Tidal ETF Services, LLC (“Tidal” or the “Administrator”), an affiliate of the Subadvisor, serves as the Funds’ administrator. Tidal is located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. Pursuant to a Fund Administration
2

Servicing Agreement between the Trust and Tidal, Tidal provides the Trust with, or arranges for, administrative and management services (other than investment advisory services) to be provided to the Trust and the Board. Pursuant to the Fund Administration Servicing Agreement, Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee paid by the Advisor based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.
The Funds are new, and Tidal has not received any fees for administrative services to the Funds as of the date of this SAI.

SUB-ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“USB”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202 serves as the Funds’ sub-administrator, fund accountant and transfer agent. Pursuant to a Fund Sub-Administration Servicing Agreement between the Trust and USB, USB performs various accounting, administrative, transfer agent and tax services. As compensation for the services it provides, the Advisor pays USB a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. USB also is entitled to certain out-of-pocket expenses for the services mentioned above.
The Funds are new, and USB has not received any fees for administrative services to the Funds as of the date of this SAI.

CUSTODIAN
U.S. Bank National Association (“U.S. Bank” or the “Custodian”), 1555 North Rivercenter Drive, Milwaukee, Wisconsin 53212 serves as the Trust’s custodian. The Custodian holds and administers the assets in the Funds’ portfolios. Pursuant to a Custody Agreement, the Custodian receives an annual fee from the Advisor based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.
The Funds are new, and U.S. Bank has not received any fees for custodian services to the Funds as of the date of this SAI.

DISTRIBUTION
Principal Distributor and Distribution of Fund Shares
MFD Distributor, LLC (the “Distributor”), 550 Science Drive, Madison, WI 53711, acts as the Trust’s principal distributor pursuant to a Distribution Agreement between the Trust, on behalf of each fund, and the Distributor. The Distributor is a wholly owned subsidiary of MIH. Shares of the funds are offered continuously by the Distributor on behalf of the funds only in Creation Unit Aggregations, as described in the prospectus and below in the “Creation and Redemption of Funds Shares” section.
The Board of Trustees has adopted distribution and/or service plans with respect to the funds (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, each Fund is authorized to pay service fees for fund shares at an aggregate annual rate of [0.25]% of each fund’s daily net assets attributable to the fund.
The Plans must be approved annually by a majority of the Board, including a majority of the Independent Trustees, who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans, by votes cast in person at meetings called for the purpose of voting on such Plans.
No fee is currently paid by the funds under the Plans and, pursuant to a contractual agreement, the funds will not pay 12b-1 fees any time before [_______].

BROKERAGE
The policy of the Trust regarding purchases and sales of securities for a Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management
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and preclude a Fund and the Advisor or Subadvisor, as applicable, from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor or Subadvisor, as applicable, will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.
Each of the Advisor and the Subadvisor owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Advisor or Subadvisor, as applicable, chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Advisor or Subadvisor, as applicable, will also use electronic crossing networks (“ECNs”) when appropriate.
Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include such Fund’s Authorized Participants (as discussed in “Creation and Redemption of Fund Shares”) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash Creation Unit order or an order including “cash-in-lieu” (as described in “Creation and Redemption of Fund Shares”), so long as such selection is in keeping with the foregoing policies. A Fund may determine to not charge a variable fee on certain orders when the Advisor or Subadvisor, as applicable, has determined that doing so is in the best interests of a Fund’s shareholders, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute such Fund’s portfolio transactions in connection with such orders (as described in “Creation and Redemption of Fund Shares”).
The Advisor or Subadvisor, as applicable, may use a Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Advisor or Subadvisor, as applicable, does not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Advisor or Subadvisor, as applicable, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Advisor or Subadvisor, as applicable, may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services, and computer software and access charges which are directly related to investment research.
Accordingly, a Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Advisor or Subadvisor, as applicable, but only if the Advisor or Subadvisor, as applicable, determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to (1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate, (2) cause clients to engage in more securities transactions than would otherwise be optimal, and (3) only recommend brokers that provide soft dollar benefits.
The Advisor or Subadvisor, as applicable, faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Advisor or Subadvisor, as applicable, can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Advisor’s or Subadvisor’s expenses to the extent that the Advisor or Subadvisor, as applicable, would have purchased such products had they not been provided by brokers. Section 28(e) permits the Advisor or Subadvisor, as applicable, to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Advisor or Subadvisor, as applicable, may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Advisor or Subadvisor, as applicable, effectively cross subsidizing the other accounts managed by the Advisor or Subadvisor, as applicable, that benefit directly from the product. The Advisor or Subadvisor, as applicable, may not necessarily use all of the
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brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.
The Advisor or Subadvisor, as applicable, is responsible, subject to oversight by the Board, for placing orders on behalf of each Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Advisor or Subadvisor, as applicable, are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Advisor or Subadvisor, as applicable. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.
The Funds may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.
The Funds are new and have not paid any brokerage commissions as of the date of this SAI.
Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds, the Advisor or the Subadvisor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.
The Funds are new and have not paid brokerage commissions to any registered broker-dealer affiliates of the Funds, the Advisor or the Subadvisor as of the date of this SAI.
Directed Brokerage. The Funds are new and have not paid any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor.
Securities of “Regular Broker-Dealers.” The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Funds are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (iii) sold the largest dollar amounts of Shares.
The Funds are new and did not own equity securities of its regular broker-dealers or their parent companies as of the date of this SAI.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS
The Trust, on behalf of each of the funds, has adopted the proxy voting policies and procedures of Madison, the summary of which may be found in Appendix A hereto. The policies and procedures are used to determine how to vote proxies relating to the funds’ portfolio securities. Included in the policies and procedures are procedures that are used on behalf of the funds when a vote presents a conflict of interest between the interests of: (1) the funds’ shareholders and (2) Madison and the Distributor.
Form N-PX, which contains the proxy voting records for each of the funds for the most recent twelve-month period ended June 30, is available to shareholders upon request at no cost by calling 1-800-877-6089 or on the SEC’s web site at www.sec.gov.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS
The funds’ portfolio holdings must be adequately protected to prevent the misuse of that information by a third party to the potential detriment of the shareholders. Accordingly, the funds have adopted, and the Board of Trustees has approved, policies and procedures designed to ensure that the disclosure of the funds’ portfolio holdings is in the best interest of the funds’ shareholders in the manner described in the summary of the policies and procedures noted below. Various non-fund advisory clients of Madison may hold portfolio securities substantially similar to those held by the funds. Although Madison has
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also adopted policies and procedures regarding the selective disclosure of the contents of those other clients’ portfolios and representative account portfolios, those policies and procedures may contain different procedures and limitations than the policies and procedures that apply to the disclosure of the funds’ portfolio holdings.
Disclosure of each fund’s complete holdings is required to be made in regulatory filings with the SEC within 60 days after the end of each fiscal half-year period in the annual and semi-annual reports to fund shareholders, and within 60 days after the end of each fiscal quarter in the quarterly holdings report on Form N-PORT. These reports are available, free of charge, on the EDGAR database on the SEC’s web site at www.sec.gov and on the funds’ website: [website].
Each fund’s entire portfolio holdings are publicly disseminated each day a fund is open for business and through financial reporting and news services including publicly available internet websites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).

CODE OF ETHICS
The Trust, Madison, the Subadvisor and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act that covers the conduct (including the personal securities transactions) of each of their respective officers, trustees and employees.
In general, the code of ethics restricts purchases or sales of securities being purchased or sold, or being considered for purchase or sale, on behalf of the Trust by any person subject to the code. In addition, the code restricts such persons in their purchases of securities in an initial public offering and in private offerings of securities. The code of ethics also establishes certain “blackout periods” during which persons subject to the code, or certain classes of persons, may not effect personal securities transactions. Certain specified transactions are exempt from the provisions of the code of ethics.
The code of ethics generally prohibits employees from engaging in personal securities transactions in any security that a Madison client might trade, except certain de minimis transactions may be exempt. Employees must request preclearance to trade any securities that are not otherwise specifically exempted from this preclearance requirement. Securities exempt from preclearance are funds, including affiliated funds, U.S. Treasury securities, and certain other securities identified in the code of ethics. Madison (or its affiliates) may manage accounts of its employees in the same manner as other clients pursuant to a particular model or strategy. When managing employee accounts, in order to address potential conflicts of interest, Madison must trade the employee account at the conclusion of trading of all other clients managed pursuant to the same strategy (including any fund portfolio managed pursuant to a particular strategy) and employee accounts must be managed in the same manner as the applicable strategy model without exceptions. Likewise, employees may establish accounts with independent asset managers and are not required to obtain preclearance for transactions in their accounts as long as Madison’s employees are prohibited from exercising any discretion over the account.

SHARES OF THE FUND
Shares of Beneficial Interest
The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of a fund without par value. Under the Declaration of Trust, the Board of Trustees has the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this SAI, the Board of Trustees has authorized shares of each of the series or funds described in the prospectus. Additional series may be added in the future. The Declaration of Trust also authorizes the Board of Trustees to classify and reclassify the shares of the Trust, or new series of the Trust, into one or more classes. As of the date of this SAI, the Board of Trustees has not authorized the issuance of any classes of shares of the funds.
Book Entry Only System
The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.
DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations
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and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.
Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in a fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to a fund at any time by giving reasonable notice to the fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the applicable fund shall act either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.
Voting Rights
Each shareholder is entitled to one vote for each full Share, and a fractional vote for each fractional Share standing in such shareholder’s names on the books of the funds. Fund shareholders may remove a trustee by the affirmative vote of at least a majority of the Trust’s votes attributable to the outstanding shares and the Board of Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the votes attributable to the outstanding shares of the Trust.
Limitation of Shareholder Liability
Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (“DSTA”) provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Declaration of Trust expressly provides that the Trust has been organized under the DSTA and that the Declaration of Trust is to be governed by and interpreted in accordance with Delaware law. It is nevertheless possible that a Delaware statutory trust, such as the Trust, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case the Trust’s shareholders could possibly be subject to personal liability.
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To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder personal liability for acts or obligations of the Trust and provides for the indemnification out of assets of the Trust or out of assets of the Funds of any shareholders held personally liable for any obligations of the Trust or any Fund. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or a Fund itself was unable to meet its obligations.
Limitation of Trustee and Officer Liability
The Declaration of Trust further provides that the Trust shall indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of the Trust. The Declaration of Trust does not authorize the Trust to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.
Limitation of Interseries Liability
All persons dealing with a fund must look solely to the property of that particular fund for the enforcement of any claims against that fund, as neither Trustees, officers, agents nor shareholders assume any personal liability for obligations entered into on behalf of a fund or the Trust. No fund is liable for the obligations of any other fund. Since the funds use one combined statutory prospectus, however, it is possible that one fund might become liable for a misstatement or omission in the prospectus regarding another fund with which its disclosure is combined.

CREATION AND REDEMPTION OF FUND SHARES
The Trust issues and redeems Shares only in Creation Units on a continuous basis through the Transfer Agent, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of Shares is calculated each business day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. The funds will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for business.
Fund Deposit
The consideration for purchase of a Creation Unit of a fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.
Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).
The funds, through NSCC, make available on each Business Day, prior to the opening of business on the applicable Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of a fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.
The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for a fund may change from time to time.
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Procedures for Purchase of Creation Units
To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of a fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.
All orders to purchase Shares directly from the funds must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for orders to purchase Creation Units is generally 4:00 p.m. Eastern time for the funds.
In the case of custom orders, the order must be received by the Transfer Agent no later than 3:00 p.m. Eastern time for the funds, or such earlier time as may be designated by the applicable fund and disclosed to Authorized Participants. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a fund in Creation Units must be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when the Exchange closes earlier than normal, a fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a fund’s investments are primarily traded is closed, the applicable fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the funds, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.
Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of the funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the applicable fund or its agents by no later than 3:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If a fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable fund for losses, if any, resulting therefrom. The “Settlement Date” for a fund is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the applicable fund.
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The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 3:00 p.m. Eastern Time, with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 3:00 p.m. Eastern Time on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable fund for losses, if any, resulting therefrom. A creation request is in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.
Issuance of a Creation Unit
Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the required Deposit Securities (or the cash value thereof) have been delivered to the account of the Custodian (or sub-custodian, as applicable), the Transfer Agent and the Advisor shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Transfer Agent. The Authorized Participant shall be liable to the fund for losses, if any, resulting from unsettled orders.
Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (1) the Cash Component, plus (2) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 3:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If a fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent, plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.
Acceptance of Orders of Creation Units
The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to a fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Authorized Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Advisor make it for all practical purposes not feasible to process orders for Creation Units.
Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub- custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.
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All questions as to the number of Shares of each security in the Deposit Securities and the validity form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
Notwithstanding the Trust’s ability to reject an order for creation units, the Trust will only do so in a manner consistent with Rule 6c-11 under the 1940 Act, and SEC guidance relating thereto, including the ability of the Trust to suspend orders only in limited times and extraordinary circumstances. Additionally, a suspension of creation units by the Trust, on behalf of the fund, will not impair the arbitrage mechanism for investors.
Creation Transaction Fee
A fixed purchase (i.e., creation) transaction fee, payable to the funds’ Custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for each fund, regardless of the number of Creation Units created in the transaction, can be found in the table below. Each fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the applicable fund’s Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Advisor, has agreed to pay such fee.
In addition, a variable fee, payable to the fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each fund may determine to not charge a variable fee on certain orders when the Advisor has determined that doing so is in the best interests of fund shareholders.

Fund	Creation Transaction Fee	Maximum Variable Transaction Fee
Madison Mosaic Income Opportunities ETF	[____]	[____]
Madison Short-Term Strategic Income ETF	[____]	[____]
Madison Aggregate Bond ETF	[____]	[____]
Madison Covered Call ETF	[____]	[____]
Madison Dividend Value ETF	[____]	[____]
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities (defined below) from the Trust to their account or on their order.
Risks of Purchasing Creation Units
There are certain legal risks unique to investors purchasing Creation Units directly from a fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.
Redemption
Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE
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TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
With respect to the funds, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of each fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of a fund, redemption proceeds for a Creation Unit will consist of Fund Securities—as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. If the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
Redemption Transaction Fee
A fixed redemption transaction fee, payable to the fund’s Custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for the fund, regardless of the number of Creation Units redeemed in the transaction, can be found in the table below. Each fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the applicable fund’s Custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Advisor, has agreed to pay such fee.
In addition, a variable fee, payable to the fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. Each fund may determine to not charge a variable fee on certain orders when the Advisor has determined that doing so is in the best interests of fund shareholders.

Fund	Redemption Transaction Fee	Maximum Variable Transaction Fee
Madison Mosaic Income Opportunities ETF	[____]	[____]
Madison Short-Term Strategic Income ETF	[____]	[____]
Madison Aggregate Bond ETF	[____]	[____]
Madison Covered Call ETF	[____]	[____]
Madison Dividend Value ETF	[____]	[____]
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.
Procedures for Redemption of Creation Units
Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern time for the funds.
A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received
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by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
Additional Redemption Procedures
In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds will generally be made within two Business Days of the trade date.
The Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The funds may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, but does not differ in NAV.
Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and a fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant, or an investor for which it is acting, subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units, may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.
The right of redemption may be suspended or the date of payment postponed with respect to a fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
Because the portfolio securities of a fund may trade on other exchanges on days that the Exchange is closed or are otherwise not Business Days for such fund, shareholders may not be able to redeem their Shares of the fund, or to purchase or sell Shares of the fund on the Exchange, on days when the NAV of the applicable fund could be significantly affecting by events in the relevant foreign markets.
The right of redemption may be suspended or the date of payment postponed with respect to a fund (1) for any period during which the applicable Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the applicable Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the applicable fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

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NET ASSET VALUE OF SHARES
The NAV per share for all classes of shares is calculated as of the close of regular trading on the NYSE (usually 4:00 p.m., Eastern Time) on each day on which the New York Stock Exchange is open for trading. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Total net assets are determined by adding the total current value of portfolio securities (including shares of other investment companies), cash, receivables, and other assets and subtracting liabilities. Shares will be sold and redeemed at the NAV per share next determined after receipt in good order of the purchase order or request for redemption.
Portfolio Valuation
Equity securities, including closed-end investment companies, ADRs, GDRs and ETFs listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price (“NOCP”)). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.
Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.
Investments in shares of open-end funds are valued at their daily NAV which is calculated as of the close of regular trading on the NYSE usually 4:00 p.m. Eastern Standard Time) on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. To the extent a Fund invests in underlying funds, such as the Madison Mosaic Income Opportunities ETF, the NAV of each of these funds, in part, is determined based on the NAVs of the underlying funds. Total net assets are determined by adding the current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.
Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust’s Pricing Committee (the “Committee”) shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.
The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.
All other securities for which either quotations are not readily available, no other sales have occurred, or in the opinion of the Advisor, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. For a fund that invests in underlying funds, government securities and/or short-term paper, it is not anticipated that the Advisor would need to “fair value” any of the investments of such funds. However, an underlying fund may need to “fair value” one or more of its investments, which may, in turn, require a fund to do the same because of delays in obtaining the underlying fund’s NAV.
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A fund’s investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. Fixed income securities either newly issued or not being priced for various reasons by one of our approved pricing sources may also be fair valued. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.
The Committee is comprised of the following employees of Madison: [to be provided].

DISTRIBUTIONS AND TAXES
Distributions
It is the intention of the Trust to distribute substantially all of the net income and net capital gains, if any, of each fund thereby avoiding the imposition of any fund-level income or excise tax, as described below. Distributions shall be made in the following manner:
1.Distributions of net investment company taxable income, if any, with respect to the Madison Mosaic Income Opportunities ETF, Madison Short-Term Strategic Income ETF, Madison Dividend Value ETF and Madison Aggregate Bond ETF will be declared and reinvested monthly in additional full and fractional shares of the respective fund, unless otherwise directed; and
2.Distributions of net investment company taxable income, if any, with respect to the Madison Covered Call ETF will be declared and reinvested quarterly in additional full and fractional shares of the fund, unless otherwise directed; and
3.All net realized short-term and long-term capital gains of each fund, if any, will be declared and distributed at least annually, but in any event, no more frequently than allowed under SEC rules, to the shareholders of each fund to which such gains are attributable.
Federal Tax Status of the Funds
Qualification as Regulated Investment Company. Each fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust’s other portfolios will be separate from those realized by each fund.
Each fund intends to meet the requirements of Subchapter M of the Code applicable to regulated investment companies. In the event a fund fails to qualify as a “regulated investment company” under Subchapter M (and is ineligible for, or chooses not to take advantage of, available remediation provisions), it will be treated as a regular corporation for federal income tax purposes. Accordingly, such fund would be subject to federal income taxes on the full amount of its taxable income and gains, and any distributions that such fund makes would not qualify for the dividends paid deduction. This would increase the cost of investing in such fund for shareholders and would make it more economical for shareholders to invest directly in securities held by such fund instead of investing indirectly in securities through such fund. Given these risks, compliance with the above requirements is carefully monitored by Madison and each fund intends to comply with these requirements as they exist or as they may be modified from time to time.
A fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of its gross income for each taxable year must be derived from (a) dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options or forward contracts) derived with respect to its business of investing in such securities or currencies, and (b) net income derived from an interest in a “qualified publicly traded partnership;” and (2) at the close of each quarter of the fund’s taxable year, (a) at least 50% of the value of the fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities (provided that no more than 5% of the value of the fund may consist of such other securities of any one issuer, and the fund may not hold more than 10% of the outstanding voting securities of any issuer), and (b) the fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of two or more issuers that are controlled by the fund and that are
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engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more “qualified publicly traded partnerships.”
A regulated investment company generally must distribute in each calendar year an amount equal to at least the sum of: (1) 98% of its ordinary taxable income for the year, (2) 98.2% of its capital gain net income for the 12-month period ended on October 31 of that calendar year and (3) any ordinary income or net capital gain income not distributed in prior years. To the extent that a regulated investment company fails to do this, it is subject to a 4% nondeductible federal excise tax on undistributed earnings. Therefore, in order to avoid the federal excise tax, each fund must make (and the Trust intends that each will make) the foregoing distributions.
Each fund generally will endeavor to distribute (or be deemed to distribute) to its respective shareholders all of such fund’s net investment company taxable income and net capital gain, if any, for each taxable year so that such fund will not incur federal income or excise taxes on its earnings.
However, no assurances can be given that these anticipated distributions will be sufficient to eliminate all taxes.
Capital Loss Carryforward. To the extent provided in the Code and regulations thereunder, a fund may carry forward such capital losses to offset realized capital gains in future years. To the extent that these losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.
Investments in Foreign Securities. If a fund purchases foreign securities, interest and dividends received by the fund may be subject to income withholding or other taxes imposed by foreign countries and U.S. possessions that could reduce the return on these securities. Tax treaties and conventions between the United States and certain foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a fund would be subject. Also, many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. The effective rate of foreign tax cannot be predicted since the amount of fund assets to be invested within various countries is uncertain. However, the Trust intends to operate so as to qualify for treaty-reduced tax rates when applicable.
A fund may invest in the stock of certain foreign companies that constitute passive foreign investment companies (“PFICs”). There are several elections available under federal law to determine how the fund’s shareholders will be taxed on PFIC investments. Depending upon the election the fund selects, the fund’s shareholders may be subject to federal income taxes (either capital or ordinary) with respect to a taxable year attributable to a PFIC investment, even though the fund receives no distribution from the PFIC and does not dispose of the PFIC investment during such year, and/ or the fund’s shareholders may be subject to federal income taxes upon the disposition of the PFIC investments. Any fund that acquires stock in foreign corporations may limit and/or manage its holdings in PFICs to minimize its tax liability.
If more than 50% of the value of a fund’s total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the IRS that would enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by it. Pursuant to the election, a fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the fund that represents income from foreign or U.S. possessions sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each fund will report to its shareholders shortly after each taxable year their respective share of its income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election. The Code may limit a shareholder’s ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the fund’s foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.
Investments with Original Issue Discount. Each fund that invests in certain payment-in-kind instruments, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because each fund must meet the 90% distribution requirement to qualify as a regulated investment company and each fund seeks to avoid any imposition of the excise tax, a fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.
Federal Tax Treatment of Options and Foreign Currency Transactions. Certain option transactions have special tax results for the funds. Expiration of a call option written by a fund will result in short-term capital gain. If the call option is exercised, the fund will realize a gain or loss from the sale of the security covering the call option and, in determining such gain or loss, the option premium will be included in the proceeds of the sale.
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If a fund writes options other than “qualified covered call options,” as defined in Section 1092 of the Code, or purchases puts, any losses on such options transactions, to the extent they do not exceed the unrealized gains on the securities covering the options, may be subject to deferral until the securities covering the options have been sold.
A fund’s investment in Section 1256 contracts, such as most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All Section 1256 contracts held by a fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by a fund from positions in Section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a fund.
The preceding rules regarding options and foreign currency transactions may cause a fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above.
To mitigate the effect of these rules and prevent disqualification of a fund as a regulated investment company, the Trust seeks to monitor transactions of each fund, seeks to make the appropriate tax elections on behalf of each fund and seeks to make the appropriate entries in each fund’s books and records when the fund acquires any option, futures contract or hedged investment.
The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.
Shareholder Taxation
Distributions. Distributions from a fund’s net investment company taxable income (which includes dividends, interest, net short-term capital gains, and net gains from foreign currency transactions), if any, generally are taxable as ordinary income whether reinvested or received in cash, unless such distributions are attributable to “qualified dividend” income eligible for reduced federal income tax rates applicable to long-term capital gains or unless you are exempt from taxation or entitled to a tax deferral.
Generally, “qualified dividend” income includes dividends received during the taxable year from certain domestic corporations and “qualified foreign corporations.” PFICs and corporations incorporated in a country that does not have an income tax treaty and an exchange of information program with the U.S. are not qualified foreign corporations. The portion of a distribution that a fund pays that is attributable to qualified dividend income received by the fund will qualify for such treatment in the hands of the non-corporate shareholders of the fund. If a fund has income of which more than 95% was qualified dividends, all of the fund’s dividends will be eligible for the lower rates on qualified dividends. Certain holding period requirements applicable to both a fund and the shareholder also must be satisfied to obtain qualified dividend treatment.
Distributions of non-qualified dividend income, interest income, other types of ordinary income, and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer whether reinvested or received in cash. Distributions paid by each fund from net capital gains (the excess of net long-term capital gains over short-term capital losses) are taxable as long-term capital gains whether reinvested or received in cash and regardless of the length of time you have owned your shares.
In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction available under Section 199A of the Code. The IRS has issued proposed Treasury Regulations that, if finalized as proposed, would permit a dividend or part of a dividend paid by a regulated investment company and reported as a “Section 199A Dividend” to be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction.
Although taxpayers, including the funds, are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change.
Any dividend declared by a fund in October, November, or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.
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Dividends Received Deduction. Assuming a fund qualifies as regulated investment company, the dividends received deduction for shareholders of such fund who are corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the fund if such fund were a regular corporation, and to the extent designated by the fund as so qualifying.
Gains and Losses on Redemption and Sales. A redemption or sale of fund shares may result in a taxable gain or loss to a shareholder, depending on whether the proceeds are more or less than the shareholder’s basis in the redeemed shares. An exchange of fund shares for shares in any fund of the Trust will have similar tax consequences. Any gain or loss arising from the sale or redemption of shares generally is a capital gain or loss. This capital gain or loss normally is treated as a long-term capital gain or loss if the shareholder has held his, her or its shares for more than one year at the time of such sale or redemption; otherwise, it generally will be classified as short-term capital gain or loss. If, however, a shareholder receives a capital gain distribution with respect to any share of a fund, and if the share is sold before it has been held by the shareholder for at least six months, then any loss on the sale or exchange of the share, to the extent of the capital gain distribution, is treated as a long-term capital loss.
Deduction of Capital Losses. Non-corporate shareholders with net capital losses for a year (i.e., capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate shareholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years or carry forward such losses for five years.
Buying a Dividend. Purchasing shares shortly before a distribution may not be advantageous. Since such shares are unlikely to substantially appreciate in value in the short period before the distribution, if the distribution is taxable, it will essentially result in a taxable return of a portion of the purchase price.
Reports to Shareholders. The Trust sends to each of its shareholders, as promptly as possible after the end of each calendar year, a notice detailing, on a per share and per distribution basis, the amounts to be included in such shareholder’s taxable income for such year as ordinary income (including any portion eligible to be treated as qualified dividend income or to be deducted pursuant to the dividends- received deduction) and as long-term capital gain. In addition, the federal tax status of each year’s distributions generally is reported to the IRS.
Backup Withholding. If a shareholder does not furnish the Trust with a correct social security number or taxpayer identification number and/or the Trust receives notification from the IRS requiring back-up withholding, the Trust is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds, currently at a rate of 24% for U.S. citizens and residents. The backup withholding is not an additional tax and may be returned or credited against a taxpayer’s regular federal income tax liability if appropriate information is provided to the IRS.
This section is not intended to be a full discussion of tax laws and the effect of such laws on a fund or an investor. There may be other federal, state, local or foreign tax considerations applicable to a particular fund or investor. Investors are urged to consult their own tax advisors.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees has appointed [____], independent registered public accounting firm, located at [____], to perform the annual audits of the funds.

FINANCIAL STATEMENTS
Because each fund is new, no financial information is available. When available, the Fund’s Semi- and Annual Reports will be available upon request and without charge.
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APPENDIX A - SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES
Each of the funds has adopted the proxy voting policies and procedures of its investment advisor, Madison Asset Management, LLC (“Madison”).
A summary of the proxy voting policies and procedures or the proxy voting policies and procedures for Madison are found below, and constitute the proxy voting policies and procedures of Madison ETFs Trust (the “Trust”).
PROXY VOTING POLICIES AND PROCEDURES

I.INTRODUCTION
In accordance with Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended, Madison has adopted the following proxy voting policies and procedures (the “Policy”). This Policy applies to Madison and anyone acting on its behalf and at its designation, in connection with the voting of proxies. This Policy consists of the policies, procedures and requirements set forth below and will be periodically reviewed and amended as needed. Capitalized terms used but not otherwise defined herein have the meanings ascribed to them in Madison’s Compliance Manual.
II.DEFINITIONS
Proxy or Proxies as used in this Policy includes the submission of a security holder vote by Proxy instrument, in person at a meeting of security holders or by written consent.
III.POLICY
This Policy applies to Madison and each of its officers and anyone acting on its behalf and at its designation, in connection with the voting of proxies. This Policy consists of the policies, procedures and requirements set forth below and will be periodically reviewed and amended as needed.
It is Madison’s general policy to vote Proxies in the best interest of its clients. Accordingly, Madison will vote all Proxies in a manner intended to promote the client’s investment objectives and to maximize investment returns, while following the investment restrictions and policies of each client, generally, as set forth in the governing documents of the relevant client. Madison will typically vote a security's proxy in accordance with the recommendations of that security's Board of Directors' recommendations, including, but not limited to:
•Changes in corporate governance;
•Changes in corporate structure;
•Appointment of auditors;
•Social responsibility programs;
•Compensation plans for executives; and
•Mergers and acquisitions, as applicable.
Madison will typically vote against shareholder proposals, however, Madison seeks the best of interests of its clients, and is not bound by the recommendations of a security's Board of Directors or the recommendations of any third party proxy research and voting service.
Madison will use the services of an independent third party (e.g. Glass Lewis or Broadridge) for research, recommendations, and voting services. In the use of such services, Madison will typically vote the actual proxies on behalf of its clients. As discussed herein, where there is a material conflict of interest with a client or material conflict of interest with a client's portfolio holdings, Madison will typically defer to the voting recommendations of the third party proxy research provider, and vote that proxy in accordance with the instructions of the third party proxy voting service provider.
In the event Madison has proxies to vote, there may be instances when the Firm refrains from voting a Proxy, such as when Madison determines that the cost of voting the Proxy exceeds the expected benefit to the client and would not be in the client’s best interest. For example, the cost of voting certain foreign proxies may exceed the benefit to clients. Madison cannot anticipate every situation, and certain issues are better handled on a case-by-case basis. Proxy voting decisions are generally made by the relevant Madison Portfolio Management teams with knowledge of the security, and coordinated by Madison operations personnel.

In cases where a proxy will not be voted or, as described below, voted against the Board of Directors’ recommendation, Madison’s policy is to make a notation to the file containing the records for such security explaining the Firm’s action or inaction, as the case may be. The majority of clients have elected that Madison vote the proxies on their behalf. The Firm votes client proxies in one of two ways. Proxy votes are either cast through Proxy Edge, a service which provides notification of proxy meetings and establishes voting through their electronic platform, or votes are made through proxyvote.com for those accounts which have not yet been set up on Proxy Edge.
IV.ADMINISTRATION
The CCO will be responsible for the following:
1.Overall compliance with this Policy; and
2.Reviewing and updating the Policy, as appropriate.
V.MATERIAL CONFLICTS OF INTEREST
In the event Madison determines there is or may be a material conflict of interest between Madison and a client or client's portfolio holdings when voting Proxies, Madison will seek to resolve the issue in the best interest of its client. Madison will address such actual or potential material conflicts of interest using one of the following procedures:
1.Madison may vote the Proxy using the established objective policies described herein;
2.Madison may engage a third party to recommend a vote with respect to the Proxy based on application of the policies set forth herein or Madison may bring the Proxy to senior management of the Firm to make a determination; or
3.Madison may employ such other method as is deemed appropriate under the circumstances, given the nature of the conflict.
Although it is not likely, in the event there is a conflict of interest between Madison and a client in connection with a material proxy vote, Madison will typically employ the services of an independent third party proxy services firm to make the proxy voting decision in accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended.
In the absence of any conflict, if any member of the relevant Portfolio Management team determines that it would be in the clients’ best interests to vote against management recommendations (or, for Madison Scottsdale, any particular portfolio manager makes such determination), then the decision should be brought to the attention of the management team, or any subcommittee appointed by the management team from among its members, to ratify the decision to stray from the general policy of voting with management. Such ratification need not be in writing.
VI.DISCLOSURES
Madison will make the following disclosures to clients:
1.Upon request by a client, a copy of the Policy; and
2.Upon request by a client, the Proxy voting record for Proxies voted on behalf of the client.
VII.RECORDKEEPING
Madison will keep the following records, if applicable:
1.A copy of the Policy;
2.A copy of each Proxy statement received with respect to client portfolio securities, except when a Proxy statement is available on the SEC’s EDGAR public filing system, Madison may rely on that filing in lieu of keeping its own copy;
3.A record of each Proxy vote cast by Madison on behalf of a client;
4.A record of each Proxy vote Madison refrained from voting on behalf of a client;
5.A copy of any document prepared by Madison that was material to a Proxy voting decision; and
6.A copy of each written client request for information regarding how Madison voted Proxies on behalf of clients and any written response by Madison to any client requests shall be maintained in such client’s file.

Madison has retained the services of Proxy Edge to maintain the records of the proxy votes cast on behalf of clients. To the extent the Firm votes any proxies outside of this service, then copies of the voted proxy must be maintained in the applicable client or research file, as the case may be.
VIII.AMENDMENTS
This Policy may be amended from time to time by the CCO.
March 2023

Madison ETFs Trust
Part C – Other Information
Item 28.    Exhibits
Exhibit No.    Description
    (a)    (1) Certificate of Trust (filed herewith)
        (2) Agreement and Declaration of Trust of the Registrant (1)
    (b)    By-Laws of the Registrant (1)
    (c)    Not applicable
    (d)    (1) Investment Management Agreement between the Registrant and Madison Asset Management, LLC (1)
        (2) Investment Subadvisory Agreement between the Registrant, Madison Asset Management, LLC and Toroso Investments, LLC (1)
    (e)    Distribution Agreement between the Registrant and MFD Distributor, LLC (1)
    (f)    Not Applicable
    (g)    Custodian Agreement between the Registrant and U.S. Bank National Association (1)
    (h)    (1) Fund Administration Servicing Agreement between the Registrant and Tidal ETF Services, LLC (1)
        (2) Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (1)
        (3) Fund Accounting Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC (1)
        (4) Transfer Agent Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC (1)
        (5) Form of Authorized Participant Agreement. (1)
    (i)    Opinion of Legal Counsel (1)
    (j)    Consent of Independent Registered Public Accounting Firm (1)
    (k)    Not Applicable

    (l)    Not Applicable
    (m)    Rule 12b-1 Distribution Plan (1)
    (n)    Not Applicable
    (o)    Not Applicable
    (p)    (1) Code of Ethics of Registrant (1)
        (2) Code of Ethics of Madison Asset Management, LLC (1)
        (3) Code of Ethics of Subadvisor (1)
        (4) Code of Ethics of Distributor (1)
    (q)    Powers of Attorney (1)
__________________________
(1)    To be filed by amendment.
Item 29.    Persons Controlled By or Under Common Control with Registrant
Not Applicable.
Item 30.    Indemnification
[To be provided by amendment.]
Item 31.    Business and Other Connections of the Investment Advisor
The investment advisor for the Registrant is Madison Asset Management, LLC (“MAM”). See the section in Part A entitled “Advisor” for a more complete description.
To the best of the Registrant’s knowledge, none of the officers and directors of MAM is, or has been engaged in, any other business, profession, vocation or employment of a substantial nature for the past two fiscal years (other than their association with MAM and its affiliates, including Madison Investment Holdings, Inc. (“MIH”)). See the section in Part B entitled “Management of the Trust” for more information regarding the officers and directors of MAM. Also refer to Part IA of MAM’s Uniform Application for Investment Advisor Registration on Form ADV, as filed with the SEC.
Item 32.    Principal Underwriter
    (a)    MFD Distributor, LLC (“MFD”), a registered broker‑dealer, is the principal distributor of the Registrant’s shares. MFD does not act as principal underwriter, distributor, depositor or investment advisor for any investment company other than the Registrant, Madison Funds and the Ultra Series Fund. The

principal business address for MFD is 550 Science Drive, Madison, Wisconsin 53711. MFD is a wholly owned subsidiary of MIH.
    (b)    Positions and Offices with Underwriter
[To be provided by amendment]
    (c)    Not Applicable.
Item 33.    Location of Accounts and Records
Madison Asset Management, LLC, 550 Science Drive, Madison, Wisconsin 53711, maintains the Registrant’s organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment advisor.
Item 34.    Management Services
Not Applicable.
Item 35.    Undertakings
Not Applicable.

Signatures
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Madison, and State of Wisconsin, on the 9th day of May, 2023.
Madison ETFs Trust

By:	/s/ Steven A. Carl
Steven A. Carl, Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Steven A. Carl	Trustee	May 9, 2023
Steven A. Carl
/s/ Patrick F. Ryan	President (Principal Executive Officer)	May 9, 2023
Patrick F. Ryan
/s/ Greg D. Hoppe	Chief Financial Officer (Principal Financial Officer & Principal Accounting Officer)	May 9, 2023
Greg D. Hoppe

Exhibit Index
(a)(1)     Certificate of Trust